JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 32.3%
Australia — 0.4%
AGL Energy Ltd.	324	2,037
Atlas Arteria Ltd.	161	556
Bendigo & Adelaide Bank Ltd.	98	749
BHP Group Ltd.	36	1,230
Dexus, REIT	57	267
Endeavour Group Ltd. (a)	167	429
Fortescue Ltd.	33	483
Glencore plc	502	3,423
Insignia Financial Ltd. *	137	442
JB Hi-Fi Ltd.	3	163
Magellan Financial Group Ltd.	55	334
Metcash Ltd.	329	759
New Hope Corp. Ltd.	160	501
Origin Energy Ltd.	29	237
Region Group, REIT	94	151
Rio Tinto Ltd.	109	11,337
Rio Tinto plc	113	10,260
Sonic Healthcare Ltd.	98	1,565
Treasury Wine Estates Ltd.	70	260
Woodside Energy Group Ltd.	68	1,196
Woolworths Group Ltd.	75	1,612
Yancoal Australia Ltd. (a)	78	313
		38,304
Austria — 0.1%
ANDRITZ AG	17	1,510
BAWAG Group AG (b)	9	1,534
Erste Group Bank AG	22	2,838
OMV AG	61	3,597
Raiffeisen Bank International AG	26	1,311
Strabag SE	8	784
		11,574
Belgium — 0.1%
Ageas SA	24	1,730
KBC Group NV	13	1,747
Proximus SADP	209	1,911
Umicore SA	83	1,969
		7,357
Brazil — 0.4%
Axia Energia	393	4,050
Axia Energia (Preference) *	103	1,040
B3 SA - Brasil Bolsa Balcao	1,380	4,244
Banco do Brasil SA	506	2,416
Itau Unibanco Holding SA (Preference)	600	5,155
Petroleo Brasileiro SA (Preference)	937	6,705

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
TIM SA	1,018	4,730
Vale SA	400	6,398
		34,738
Canada — 0.9%
Agnico Eagle Mines Ltd.	7	1,405
Bank of Nova Scotia (The)	63	4,737
Barrick Mining Corp.	107	4,902
BCE, Inc. (a)	169	4,366
Canadian Natural Resources Ltd.	122	4,517
Canadian Tire Corp. Ltd., Class A	16	1,923
Emera, Inc.	2	111
Enbridge, Inc.	92	4,497
Fortis, Inc.	87	4,642
Great-West Lifeco, Inc.	84	3,940
Hydro One Ltd. (b)	11	423
Keyera Corp.	35	1,185
Magna International, Inc.	88	4,475
Nutrien Ltd.	76	5,206
Pembina Pipeline Corp.	105	4,370
Power Corp. of Canada	56	2,834
Restaurant Brands International, Inc.	62	4,125
Suncor Energy, Inc.	104	5,497
TC Energy Corp.	94	5,496
TELUS Corp.	303	4,234
Tourmaline Oil Corp.	89	4,220
Whitecap Resources, Inc.	205	1,870
		78,975
Chile — 0.0%
Banco Santander Chile, ADR	56	1,974
China — 1.3%
Alibaba Group Holding Ltd.	316	6,717
ANTA Sports Products Ltd.	286	2,857
China Merchants Bank Co. Ltd., Class H	903	5,517
China Petroleum & Chemical Corp., Class H	4,418	3,040
China Yangtze Power Co. Ltd., Class A	625	2,366
Contemporary Amperex Technology Co. Ltd., Class A	101	5,102
ENN Energy Holdings Ltd.	178	1,531
Fuyao Glass Industry Group Co. Ltd., Class A	161	1,425
Fuyao Glass Industry Group Co. Ltd., Class H (b)	589	5,051
H World Group Ltd., ADR	129	6,113
Haidilao International Holding Ltd. (b)	1,164	2,374
Haier Smart Home Co. Ltd., Class H	1,675	5,523
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,114	4,214
Kweichow Moutai Co. Ltd., Class A	15	2,999
Lenovo Group Ltd.	656	739
Midea Group Co. Ltd., Class A	438	4,885

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
NetEase, Inc.	375	9,721
PetroChina Co. Ltd., Class H	6,358	7,553
Ping An Insurance Group Co. of China Ltd., Class H	925	8,578
Shenzhou International Group Holdings Ltd.	808	6,430
Tencent Holdings Ltd.	231	17,736
Tingyi Cayman Islands Holding Corp.	1,218	1,846
Wilmar International Ltd.	169	452
		112,769
Denmark — 0.3%
AL Sydbank	15	1,383
Carlsberg A/S, Class B (a)	14	1,842
Danske Bank A/S	314	16,021
Novo Nordisk A/S, Class B	34	2,016
		21,262
Finland — 0.4%
Fortum OYJ	121	2,846
Kemira OYJ	68	1,600
Kone OYJ, Class B	41	2,918
Konecranes OYJ	21	2,442
Mandatum OYJ	135	1,102
Nordea Bank Abp	757	14,620
Nordea Bank Abp	247	4,770
Orion OYJ, Class B	17	1,419
TietoEVRY OYJ	44	959
UPM-Kymmene OYJ	26	727
Valmet OYJ	52	1,791
Wartsila OYJ Abp	41	1,676
		36,870
France — 1.5%
Airbus SE	10	2,337
Altice France SA ‡ *	3	55
Amundi SA (b)	15	1,324
Arkema SA	20	1,223
AXA SA	83	3,769
Ayvens SA (b)	129	1,869
Bouygues SA	14	753
Capgemini SE	65	10,117
Carrefour SA	128	2,100
Cie Generale des Etablissements Michelin SCA	49	1,809
Covivio SA, REIT	27	1,749
Credit Agricole SA	35	759
Danone SA	44	3,413
Eiffage SA	12	1,819
Engie SA	890	26,574
Gaztransport Et Technigaz SA	9	1,947
Klepierre SA, REIT	139	5,352

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
LVMH Moet Hennessy Louis Vuitton SE	5	3,243
Orange SA	235	4,370
Pernod Ricard SA	17	1,558
Rubis SCA	50	2,030
Safran SA	85	30,291
Societe Generale SA	23	2,035
TotalEnergies SE	87	6,305
Unibail-Rodamco-Westfield, REIT	15	1,704
Vallourec SACA	62	1,307
Veolia Environnement SA	60	2,230
Vinci SA	69	9,923
		131,965
Germany — 1.1%
Allianz SE (Registered)	44	19,334
BASF SE	32	1,755
Bayerische Motoren Werke AG	9	963
Bilfinger SE	16	2,322
Commerzbank AG	59	2,429
Continental AG	27	2,126
Deutsche Telekom AG (Registered)	154	5,174
DWS Group GmbH & Co. KGaA (b)	13	989
E.ON SE	508	10,769
Evonik Industries AG	18	275
Freenet AG	54	1,949
HOCHTIEF AG (a)	4	1,624
Mercedes-Benz Group AG	66	4,521
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	39	23,382
RWE AG	50	3,155
Siemens AG (Registered)	38	11,404
Vonovia SE	42	1,218
		93,389
Greece — 0.1%
National Bank of Greece SA	487	8,597
Guatemala — 0.0%
Millicom International Cellular SA	42	2,572
Hong Kong — 0.3%
Cathay Pacific Airways Ltd.	191	299
Hang Lung Properties Ltd.	913	1,102
Henderson Land Development Co. Ltd.	99	394
Hong Kong Exchanges & Clearing Ltd.	182	10,034
Hysan Development Co. Ltd.	124	341
Link, REIT	49	224
Man Wah Holdings Ltd.	315	195
Orient Overseas International Ltd.	96	1,565
PCCW Ltd.	401	300

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Power Assets Holdings Ltd.	285	2,207
Prudential plc	182	2,997
VTech Holdings Ltd.	72	563
Yue Yuen Industrial Holdings Ltd.	493	1,099
		21,320
India — 0.3%
Bajaj Auto Ltd.	32	3,296
HDFC Bank Ltd., ADR	30	983
HDFC Bank Ltd.	801	8,095
Infosys Ltd., ADR	27	469
Maruti Suzuki India Ltd.	11	1,729
Power Grid Corp. of India Ltd.	1,416	3,953
Shriram Finance Ltd.	259	2,875
Tata Consultancy Services Ltd.	51	1,747
		23,147
Indonesia — 0.2%
Bank Central Asia Tbk. PT	8,567	3,785
Bank Rakyat Indonesia Persero Tbk. PT	26,198	5,947
Telkom Indonesia Persero Tbk. PT	35,263	7,538
		17,270
Iraq — 0.0%
United Energy Group Ltd.	3,740	308
Ireland — 0.1%
AIB Group plc	200	2,237
Bank of Ireland Group plc	96	1,947
Cairn Homes plc	637	1,574
		5,758
Israel — 0.0%
Delek Group Ltd.	3	876
Plus500 Ltd.	25	1,455
		2,331
Italy — 0.8%
Azimut Holding SpA	32	1,366
Banca Generali SpA	22	1,452
Banca Mediolanum SpA	160	3,748
Banco BPM SpA	122	1,831
BFF Bank SpA * (b)	93	894
BPER Banca SpA	156	2,204
Enel SpA	780	8,615
Eni SpA	250	5,115
FinecoBank Banca Fineco SpA	57	1,508
Generali	60	2,460
Intesa Sanpaolo SpA	1,248	8,833
Maire SpA	131	2,284

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
Poste Italiane SpA (b)	68	1,803
Ryanair Holdings plc	335	11,352
Snam SpA	262	1,798
Technogym SpA (b)	112	2,342
UniCredit SpA	60	5,242
Unipol Assicurazioni SpA	71	1,587
		64,434
Ivory Coast — 0.0%
Endeavour Mining plc	51	2,880
Japan — 1.3%
Activia Properties, Inc., REIT	—	383
AEON REIT Investment Corp., REIT	—	404
Aozora Bank Ltd.	129	2,090
Astellas Pharma, Inc.	13	180
Canon, Inc.	67	2,052
Chubu Electric Power Co., Inc.	31	456
Chugoku Electric Power Co., Inc. (The)	137	876
Cosmo Energy Holdings Co. Ltd.	26	771
Dai Nippon Printing Co. Ltd.	43	764
Dai-ichi Life Holdings, Inc.	109	962
DIC Corp.	10	240
Electric Power Development Co. Ltd.	99	2,096
FANUC Corp.	47	1,907
Frontier Real Estate Investment Corp., REIT	—	283
Hitachi Ltd.	176	6,093
Idemitsu Kosan Co. Ltd.	240	2,037
Industrial & Infrastructure Fund Investment Corp., REIT	1	583
Inpex Corp.	44	993
Invincible Investment Corp., REIT	1	291
Isuzu Motors Ltd.	9	153
Itoham Yonekyu Holdings, Inc.	4	140
Japan Exchange Group, Inc.	395	4,315
Japan Metropolitan Fund Invest, REIT	3	2,176
Japan Post Holdings Co. Ltd.	89	1,072
Japan Tobacco, Inc.	37	1,330
JFE Holdings, Inc.	106	1,423
KDX Realty Investment Corp., REIT	1	764
Kirin Holdings Co. Ltd.	83	1,298
Kobe Steel Ltd.	141	2,031
Kyushu Electric Power Co., Inc.	44	485
Kyushu Railway Co.	75	1,925
Lixil Corp.	41	474
Mitsubishi Chemical Group Corp.	175	1,153
Mitsubishi UFJ Financial Group, Inc.	606	10,973
Mori Hills REIT Investment Corp., REIT	—	79
Nippon Shokubai Co. Ltd.	51	733

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nippon Yusen KK	13	427
Niterra Co. Ltd.	6	245
NOK Corp.	9	175
Nomura Holdings, Inc.	90	819
Ono Pharmaceutical Co. Ltd.	17	252
Oracle Corp.	2	115
Pola Orbis Holdings, Inc.	53	463
Sekisui House REIT, Inc., REIT	1	496
Shin-Etsu Chemical Co. Ltd.	154	5,058
SoftBank Corp.	1,806	2,455
Sony Group Corp.	604	13,324
Sumitomo Electric Industries Ltd.	141	6,160
Sumitomo Rubber Industries Ltd.	31	498
Suzuki Motor Corp.	514	7,003
Takeda Pharmaceutical Co. Ltd.	85	2,900
Tokio Marine Holdings, Inc.	172	6,403
Toyo Tire Corp.	29	776
Toyota Motor Corp.	332	7,530
United Urban Investment Corp., REIT	1	1,267
Yamaha Motor Co. Ltd.	27	204
		110,555
Luxembourg — 0.1%
ArcelorMittal SA	49	2,656
SES SA ‡ *	270	3,920
		6,576
Mexico — 0.2%
Arca Continental SAB de CV	221	2,491
Grupo Financiero Banorte SAB de CV, Class O	644	7,258
Southern Copper Corp.	8	1,602
Wal-Mart de Mexico SAB de CV	2,164	6,868
		18,219
Netherlands — 1.0%
ABN AMRO Bank NV, CVA (b)	14	502
ASML Holding NV	29	41,222
ASR Nederland NV	25	1,785
BE Semiconductor Industries NV	12	2,296
ING Groep NV	127	3,755
Koninklijke Ahold Delhaize NV	76	2,991
Koninklijke BAM Groep NV	218	2,291
Koninklijke Heijmans N.V., CVA	30	2,412
Koninklijke KPN NV	2,545	12,467
NN Group NV	27	2,151
NXP Semiconductors NV	64	14,440

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
Randstad NV	14	509
SBM Offshore NV	74	2,655
		89,476
New Zealand — 0.0%
Spark New Zealand Ltd.	442	602
Norway — 0.3%
Aker BP ASA	84	2,465
Aker Solutions ASA	569	2,080
DNB Bank ASA	68	1,955
DOF Group ASA	168	1,964
Equinor ASA	151	4,063
Gjensidige Forsikring ASA	38	1,077
Norsk Hydro ASA	341	3,027
Orkla ASA	65	772
Salmar ASA	12	728
Telenor ASA	337	5,663
Var Energi ASA	337	1,233
		25,027
Peru — 0.0%
Credicorp Ltd.	4	1,500
Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	88	1,725
Santander Bank Polska SA	2	395
		2,120
Portugal — 0.0%
Banco Comercial Portugues SA, Class R	1,440	1,558
NOS SGPS SA	360	1,874
		3,432
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC ‡ *	2,553	— (c)
Severstal PAO, GDR ‡ * (b)	142	— (c)
		— (c)
Saudi Arabia — 0.2%
Al Rajhi Bank	114	3,254
Saudi Arabian Oil Co. (b)	669	4,598
Saudi National Bank (The)	545	6,523
		14,375
Singapore — 0.3%
CapitaLand Ascendas, REIT	437	979
DBS Group Holdings Ltd.	452	21,025
Singapore Telecommunications Ltd.	845	3,049
Venture Corp. Ltd.	60	765
		25,818

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — 0.2%
FirstRand Ltd.	490	2,797
Gold Fields Ltd., ADR	106	5,323
Gold Fields Ltd.	156	7,692
Nedbank Group Ltd.	163	2,674
Shoprite Holdings Ltd.	43	710
Vodacom Group Ltd.	193	1,797
		20,993
South Korea — 0.8%
Cheil Worldwide, Inc.	9	135
DB Insurance Co. Ltd.	25	2,503
Hana Financial Group, Inc.	83	5,768
Hyundai Motor Co.	8	2,941
KB Financial Group, Inc.	18	1,639
Kia Corp.	71	7,566
KT&G Corp.	6	685
Samsung Electronics Co. Ltd.	207	22,875
Samsung Electronics Co. Ltd. (Preference)	156	12,638
Samsung Fire & Marine Insurance Co. Ltd.	16	5,499
Shinhan Financial Group Co. Ltd.	100	5,819
Woori Financial Group, Inc.	21	441
		68,509
Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	19	2,105
Banco Bilbao Vizcaya Argentaria SA	254	6,443
Banco de Sabadell SA	333	1,308
Banco Santander SA	590	7,535
Bankinter SA	59	1,012
CaixaBank SA	243	3,212
Enagas SA	28	454
Endesa SA	169	6,230
Iberdrola SA	93	2,080
Iberdrola SA *	1	29
Logista Integral SA	50	1,826
Mapfre SA	280	1,280
Naturgy Energy Group SA	51	1,605
Repsol SA	110	2,168
Unicaja Banco SA (b)	359	1,229
		38,516
Sweden — 0.6%
Betsson AB, Class B	97	1,140
Loomis AB	39	1,644
NCC AB, Class B	81	2,074
SKF AB, Class B (a)	24	628
SSAB AB, Class B	270	2,220
Svenska Handelsbanken AB, Class A (a)	135	2,128
Swedbank AB, Class A	55	2,129

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Tele2 AB, Class B	367	6,757
Telefonaktiebolaget LM Ericsson, Class B	227	2,460
Telia Co. AB	549	2,506
Volvo AB, Class B	801	29,097
		52,783
Switzerland — 0.2%
ABB Ltd. (Registered)	64	5,483
Adecco Group AG (Registered)	23	694
Partners Group Holding AG	2	2,544
Temenos AG (Registered) (a)	9	782
UBS Group AG (Registered)	104	4,936
Zurich Insurance Group AG	5	3,485
		17,924
Taiwan — 1.5%
ASE Technology Holding Co. Ltd.	895	8,317
MediaTek, Inc.	109	6,068
Quanta Computer, Inc.	880	7,747
Realtek Semiconductor Corp.	382	5,844
Taiwan Semiconductor Manufacturing Co. Ltd.	1,747	96,634
Vanguard International Semiconductor Corp.	601	2,724
Wistron Corp.	663	2,713
		130,047
Thailand — 0.1%
SCB X PCL	1,115	4,802
United Kingdom — 1.7%
Admiral Group plc	37	1,387
AstraZeneca plc	89	16,594
Aviva plc	222	1,933
Balfour Beatty plc	228	2,233
Barclays plc	586	3,914
Barratt Redrow plc	454	2,417
Beazley plc	97	1,502
British American Tobacco plc	82	4,979
British Land Co. plc (The), REIT	263	1,501
Centrica plc	1,062	2,780
Drax Group plc	193	2,380
Dunelm Group plc	100	1,270
HSBC Holdings plc	581	10,247
IG Group Holdings plc	42	773
Imperial Brands plc	6	256
International Consolidated Airlines Group SA	363	2,084
Investec plc	166	1,380
ITV plc	1,422	1,585
J Sainsbury plc	569	2,494
Johnson Matthey plc	70	2,249

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Kingfisher plc	273	1,256
Lancashire Holdings Ltd.	153	1,293
Land Securities Group plc, REIT	265	2,369
Lloyds Banking Group plc	2,979	4,448
M&G plc	525	2,226
Man Group plc	471	1,701
Mitie Group plc	1,015	2,329
Morgan Sindall Group plc	27	1,851
National Grid plc	250	4,256
NatWest Group plc	1,651	15,050
Next plc	12	2,141
Persimmon plc	62	1,198
Phoenix Group Holdings plc	262	2,657
Reckitt Benckiser Group plc	38	3,203
RELX plc	282	9,998
Rolls-Royce Holdings plc	268	4,483
Sage Group plc (The)	63	820
SSE plc	136	4,514
Telecom Plus plc	73	1,331
Tesco plc	1,015	5,904
TP ICAP Group plc	336	1,170
Unilever plc	9	586
UNITE Group plc (The), REIT	22	169
Vodafone Group plc	3,480	5,126
WPP plc	450	1,868
		145,905
United States — 15.0%
3M Co.	96	14,653
AbbVie, Inc.	123	27,341
Accenture plc, Class A	39	10,210
Alexandria Real Estate Equities, Inc., REIT	82	4,471
Alliant Energy Corp.	35	2,309
Altria Group, Inc.	70	4,362
Amcor plc	21	925
American Electric Power Co., Inc.	40	4,758
American Tower Corp., REIT	6	1,035
Amgen, Inc.	14	4,841
Amphenol Corp., Class A	69	9,873
Analog Devices, Inc.	63	19,533
Archer-Daniels-Midland Co.	77	5,199
Ardagh Group SA ‡ *	354	2,781
AT&T, Inc.	579	15,172
Avery Dennison Corp.	21	3,838
Baker Hughes Co., Class A	286	16,046
Bank of America Corp.	446	23,735
Baxter International, Inc.	173	3,477
Best Buy Co., Inc.	60	3,896

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
BP plc	1,159	7,350
Bristol-Myers Squibb Co.	291	16,035
Broadcom, Inc.	108	35,905
Brown-Forman Corp., Class B	154	4,206
CF Industries Holdings, Inc.	47	4,426
Chevron Corp.	84	14,779
Cisco Systems, Inc.	61	4,775
Clear Channel Outdoor Holdings, Inc. *	287	600
Clorox Co. (The)	40	4,480
CME Group, Inc.	63	18,277
Coca-Cola Co. (The)	167	12,527
Comcast Corp., Class A	134	3,994
ConocoPhillips	9	951
Consolidated Edison, Inc.	38	4,041
Constellation Brands, Inc., Class A	29	4,598
Crown Castle, Inc., REIT	45	3,911
Cummins, Inc.	9	5,304
Darden Restaurants, Inc.	21	4,157
Devon Energy Corp.	98	3,938
Diamondback Energy, Inc.	22	3,666
Digital Realty Trust, Inc., REIT	19	3,179
Dominion Energy, Inc.	71	4,276
Dow, Inc.	172	4,748
DTE Energy Co.	29	3,856
Duke Energy Corp.	36	4,344
Eaton Corp. plc	27	9,391
Edison International	74	4,591
Emerson Electric Co.	150	22,040
Endo GUC Trust ‡ *	377	217
Entergy Corp.	50	4,757
EOG Resources, Inc.	100	11,264
Evergy, Inc.	61	4,653
Eversource Energy	62	4,295
Exelon Corp.	94	4,213
Expedia Group, Inc.	38	10,120
Extra Space Storage, Inc., REIT	28	3,906
Exxon Mobil Corp.	152	21,466
Fastenal Co.	94	4,080
Fidelity National Information Services, Inc.	413	22,822
Ford Motor Co.	356	4,946
Franklin Resources, Inc.	171	4,545
General Dynamics Corp.	3	1,054
General Mills, Inc.	86	3,985
Gilead Sciences, Inc.	87	12,396
GQG Partners, Inc., CHDI (a)	234	255
GSK plc	347	8,986
Gulfport Energy Corp. *	8	1,668

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Haleon plc	1,055	5,515
Hershey Co. (The)	22	4,287
Hewlett Packard Enterprise Co.	188	4,040
Hormel Foods Corp.	169	4,158
HP, Inc.	180	3,495
iHeartMedia, Inc., Class A *	122	396
Incora Intermediate LLC ‡ *	40	433
Incora Top Holdco LLC ‡ * (a)	2	45
International Business Machines Corp.	15	4,689
International Flavors & Fragrances, Inc.	48	3,334
International Paper Co.	78	3,132
Iron Mountain, Inc., REIT	38	3,466
JBS NV, Class A *	89	1,394
Johnson & Johnson	114	25,982
Kenvue, Inc.	244	4,237
Keurig Dr Pepper, Inc.	155	4,253
KeyCorp	226	4,872
Kimberly-Clark Corp.	40	3,971
Kimco Realty Corp., REIT	198	4,164
Kinder Morgan, Inc.	151	4,607
Kraft Heinz Co. (The)	165	3,921
Lockheed Martin Corp.	8	4,897
Lowe's Cos., Inc.	103	27,636
LyondellBasell Industries NV, Class A	53	2,583
Mallinckrodt ‡ *	66	6,945
Mallinckrodt ‡	40	4,154
Mallinckrodt plc ‡	3,008,864	3
Mallinckrodt plc, Class B ‡	1,799,505	2
Mastercard, Inc., Class A	34	18,291
McDonald's Corp.	51	16,137
Medtronic plc	108	11,158
Merck & Co., Inc.	130	14,299
Meta Platforms, Inc., Class A	34	24,258
Microchip Technology, Inc.	10	771
Microsoft Corp.	173	74,576
Mid-America Apartment Communities, Inc., REIT	1	122
Mondelez International, Inc., Class A	176	10,318
Moran Foods Backstop Equity ‡ *	23,005,766	23
Morgan Stanley	113	20,618
Motorola Solutions, Inc.	10	4,211
MYT Holding LLC ‡ *	1,342	335
National CineMedia, Inc.	107	387
Neiman Marcus Group, Inc. ‡ *	4	2
Nestle SA (Registered)	84	7,976
NetApp, Inc.	31	3,017
New Evhc Physical Equity *	6	100
NextEra Energy, Inc.	287	25,186

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
NMG Parent LLC, Escrow ‡ * (a)	41	21
Novartis AG (Registered)	129	19,207
Omnicom Group, Inc.	199	15,297
ONEOK, Inc.	55	4,318
PACCAR, Inc.	79	9,735
Paychex, Inc.	2	180
PepsiCo, Inc.	90	13,856
Pfizer, Inc.	159	4,192
Philip Morris International, Inc.	25	4,502
Phillips 66	31	4,459
PPL Corp.	34	1,217
Procter & Gamble Co. (The)	50	7,588
Prudential Financial, Inc.	34	3,830
Public Storage, REIT	12	3,184
Realty Income Corp., REIT	71	4,344
Regency Centers Corp., REIT	53	3,863
Regions Financial Corp.	389	11,085
Roche Holding AG	28	12,762
RTX Corp.	26	5,140
Sanofi SA	150	14,139
Seagate Technology Holdings plc	17	6,923
Sempra	45	3,922
Shell plc	459	17,661
Simon Property Group, Inc., REIT	24	4,632
Smurfit WestRock plc	23	956
Southern Co. (The)	48	4,242
Stellantis NV	29	285
Sun Communities, Inc., REIT	32	4,119
Swiss Re AG	14	2,197
T. Rowe Price Group, Inc.	30	3,197
Target Corp.	44	4,653
Texas Instruments, Inc.	19	4,032
T-Mobile US, Inc.	20	3,897
Trane Technologies plc	67	28,332
TransDigm Group, Inc.	3	4,308
Truist Financial Corp.	95	4,887
Tyson Foods, Inc., Class A	73	4,753
Ubiquiti, Inc.	5	2,529
United Parcel Service, Inc., Class B	47	5,009
UnitedHealth Group, Inc.	35	10,094
US Bancorp	193	10,812
Valero Energy Corp.	24	4,389
Venator Materials plc ‡ *	4	55
Ventas, Inc., REIT	43	3,319
Verizon Communications, Inc.	249	11,081
VICI Properties, Inc., REIT, Class A	459	12,893
Walt Disney Co. (The)	296	33,435

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Warner Music Group Corp., Class A	168	5,047
WEC Energy Group, Inc.	37	4,039
Wells Fargo & Co.	164	14,830
Weyerhaeuser Co., REIT	108	2,792
Williams Cos., Inc. (The)	71	4,762
WP Carey, Inc., REIT	65	4,567
Xcel Energy, Inc.	56	4,251
Yum! Brands, Inc.	126	19,543
		1,294,186
Total Common Stocks (Cost $2,025,753)		2,789,159
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 31.2%
Angola — 0.0% ^
Azule Energy Finance plc 8.13%, 1/23/2030 (d)	700	706
Sonangol Finance Ltd. 10.00%, 1/29/2031 (d)	2,670	2,638
		3,344
Argentina — 0.0% ^
Pampa Energia SA 7.95%, 9/10/2031 (b)	383	397
Transportadora de Gas del Sur SA 8.50%, 7/24/2031 (b)	365	384
YPF Energia Electrica SA 7.88%, 10/16/2032 (d)	400	404
YPF SA
8.50%, 6/27/2029 (b)	913	945
8.25%, 1/17/2034 (a) (d)	1,000	1,019
		3,149
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd. (SOFR + 0.56%), 4.23%, 3/18/2026 (d) (e)	262	262
Glencore Funding LLC
2.50%, 9/1/2030 (d)	40	37
2.63%, 9/23/2031 (d)	1,229	1,113
Scentre Group Trust 1, REIT 3.75%, 3/23/2027 (d)	250	249
		1,661
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (d)	3,316	3,524
Brazil — 0.2%
Axia Energia 6.50%, 1/11/2035 (a) (d)	900	930
Braskem Netherlands Finance BV
7.25%, 2/13/2033 (d)	1,287	516
8.00%, 10/15/2034 (a) (d)	975	395
Caixa Economica Federal 5.63%, 5/13/2030 (d)	1,570	1,593
FS Luxembourg SARL
8.88%, 2/12/2031 (a) (d)	415	438
8.88%, 2/12/2031 (b)	700	738

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Brazil — continued
8.63%, 6/25/2033 (a) (d)	1,720	1,777
LD Celulose International GmbH 7.95%, 1/26/2032 (d)	1,000	1,052
Minerva Luxembourg SA 8.88%, 9/13/2033 (d)	1,778	1,939
Petrobras Global Finance BV 6.85%, 6/5/2115	300	284
Raizen Fuels Finance SA 6.45%, 3/5/2034 (b)	2,600	2,139
Vale Overseas Ltd.
3.75%, 7/8/2030	12	12
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (d) (e)	1,260	1,266
Yinson Bergenia Production BV 8.50%, 1/31/2045 (d)	1,356	1,449
Yinson Boronia Production BV 8.95%, 7/31/2042 (d)	1,397	1,551
		16,079
Canada — 1.6%
1011778 BC ULC
3.88%, 1/15/2028 (d)	1,920	1,891
3.50%, 2/15/2029 (d)	891	859
4.00%, 10/15/2030 (d)	2,750	2,624
ATS Corp. 4.13%, 12/15/2028 (d)	1,150	1,122
Bank of Montreal
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (e)	350	351
5.72%, 9/25/2028	23	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (e) (f)	4,575	4,881
Bank of Nova Scotia (The)
5.65%, 2/1/2034	886	936
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (e) (f)	4,250	4,501
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.88%, 10/27/2085 (e) (f)	1,425	1,463
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (d)	1,413	1,307
5.25%, 1/30/2030 (d)	4,303	3,060
5.25%, 2/15/2031 (d)	3,262	2,137
Bombardier, Inc.
7.50%, 2/1/2029 (d)	260	270
8.75%, 11/15/2030 (d)	1,497	1,604
7.25%, 7/1/2031 (a) (d)	4,448	4,722
7.00%, 6/1/2032 (a) (d)	1,579	1,657
6.75%, 6/15/2033 (d)	1,106	1,162
Canadian Imperial Bank of Commerce
(SOFRINDX + 0.60%), 4.24%, 9/8/2028 (a) (e)	247	248
5.26%, 4/8/2029	1,257	1,300
Element Fleet Management Corp. 5.64%, 3/13/2027 (d)	250	254
Emera US Finance LP 2.64%, 6/15/2031	16	14
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (e)	7,618	7,670
Enbridge, Inc.
4.50%, 2/15/2031	405	405
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (e)	1,924	1,937
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (e)	10,157	10,281
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (e)	4,061	4,430
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (e)	575	658

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Federation des Caisses Desjardins du Quebec
5.70%, 3/14/2028 (d)	266	275
5.25%, 4/26/2029 (d)	1,252	1,292
Garda World Security Corp.
7.75%, 2/15/2028 (d)	1,547	1,580
6.50%, 1/15/2031 (d)	1,560	1,599
8.38%, 11/15/2032 (d)	1,332	1,368
National Bank of Canada (SOFR + 0.80%), 4.95%, 2/1/2028 (e)	250	252
Northriver Midstream Finance LP 6.75%, 7/15/2032 (d)	1,242	1,264
NOVA Chemicals Corp.
5.25%, 6/1/2027 (d)	5,351	5,376
8.50%, 11/15/2028 (d)	2,819	2,944
9.00%, 2/15/2030 (d)	5,814	6,200
RB Global Holdings, Inc.
6.75%, 3/15/2028 (d)	760	774
7.75%, 3/15/2031 (d)	1,476	1,539
Rogers Communications, Inc.
3.80%, 3/15/2032	790	749
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	4,421	4,416
Royal Bank of Canada
5.20%, 7/20/2026	177	178
(SOFRINDX + 0.46%), 4.15%, 8/3/2026 (e)	457	457
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	970	984
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (e) (f)	5,406	5,692
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 6.75%, 8/24/2085 (e) (f)	2,670	2,761
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.50%, 11/24/2085 (e) (f)	4,049	4,030
Superior Plus LP 4.50%, 3/15/2029 (d)	1,621	1,584
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	261	259
4.99%, 4/5/2029	854	877
4.46%, 6/8/2032	1,093	1,092
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (f)	5,676	5,947
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.35%, 10/31/2085 (e) (f)	7,189	7,306
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (e)	2,598	2,604
(SOFR + 4.42%), 5.50%, 9/15/2079 (e)	7,546	7,529
Wrangler Holdco Corp. 6.63%, 4/1/2032 (d)	2,123	2,209
		134,905
Colombia — 0.1%
Ecopetrol SA
8.63%, 1/19/2029	132	141
7.75%, 2/1/2032	1,330	1,364
8.88%, 1/13/2033	467	501
8.38%, 1/19/2036	1,469	1,519
7.38%, 9/18/2043	412	378
5.88%, 5/28/2045	350	264
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	950	884

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Colombia — continued
Grupo Nutresa SA
9.00%, 5/12/2035 (d)	900	1,004
9.00%, 5/12/2035 (b)	1,000	1,116
		7,171
Denmark — 0.0% ^
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	274	285
El Salvador — 0.0% ^
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 1/24/2033 (d)	288	307
Finland — 0.1%
Amer Sports Co. 6.75%, 2/16/2031 (d)	4,350	4,523
Nordea Bank Abp
1.50%, 9/30/2026 (d)	578	569
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (d) (e) (f) (g) (h)	2,680	2,740
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.75%, 11/10/2033 (d) (e) (f) (g) (h)	3,436	3,530
		11,362
France — 0.7%
Altice France SA
9.50%, 11/1/2029 (d)	2,301	2,362
6.88%, 10/15/2030 (d)	282	277
6.50%, 4/15/2032 (d)	2,896	2,829
6.88%, 7/15/2032 (d)	2,235	2,182
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (d) (e) (f) (g) (h)	4,121	4,402
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (d) (e) (f) (g) (h)	11,268	11,968
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	880	911
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.88%, 12/15/2033 (d) (e) (f) (g) (h)	2,295	2,316
BPCE SA (SOFR + 1.98%), 6.61%, 10/19/2027 (d) (e)	518	527
Credit Agricole SA
4.13%, 1/10/2027 (d)	482	483
5.13%, 3/11/2027 (d)	476	482
5.30%, 7/12/2028 (d)	357	368
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (d) (e) (f) (g) (h)	9,970	10,196
(SOFR + 1.74%), 5.86%, 1/9/2036 (d) (e)	620	652
Forvia SE 6.75%, 9/15/2033 (d)	766	785
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (d) (e) (f) (g) (h)	5,786	6,180
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (d) (e)	1,091	1,077
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (d) (e)	897	909
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (d) (e) (f) (g) (h)	3,320	3,542
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (d) (e) (f) (g) (h)	5,432	5,281
		57,729
Georgia — 0.0% ^
Georgian Railway JSC 4.00%, 6/17/2028 (b)	700	667

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — 0.1%
BMW US Capital LLC
(SOFRINDX + 0.55%), 4.20%, 4/2/2026 (d) (e)	240	240
4.60%, 8/13/2027 (d)	250	252
Commerzbank AG (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (b) (e) (f) (g) (h)	1,400	1,479
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (i)	878	1,024
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (d) (j)	1,816	1,909
8.00% (Cash), 11/15/2032 (d) (j)	722	770
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (d)	250	254
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 4.50%, 3/20/2026 (d) (e)	200	200
		6,128
Ireland — 0.0% ^
AerCap Ireland Capital DAC
6.45%, 4/15/2027	499	512
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (e)	1,247	1,306
		1,818
Italy — 0.1%
Fibercop SpA
Series 2033, 6.38%, 11/15/2033 (d)	856	867
6.00%, 9/30/2034 (d)	4,028	3,911
7.72%, 6/4/2038 (d)	488	502
Telecom Italia Capital SA
6.38%, 11/15/2033	144	151
6.00%, 9/30/2034	273	280
		5,711
Jamaica — 0.0% ^
Digicel International Finance Ltd. 8.63%, 8/1/2032 (d)	1,349	1,403
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (d)	1,299	1,327
		2,730
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (d)	4,322	4,465
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	264	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (e)	663	652
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	268	266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	267	276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (e)	420	438
Sumitomo Mitsui Financial Group, Inc.
5.32%, 7/9/2029	377	390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (e) (f) (g) (h)	2,696	2,785
		9,533
Luxembourg — 0.1%
Altice Financing SA 5.75%, 8/15/2029 (d)	4,343	3,125
Altice France Lux 3 10.00%, 1/15/2033 (d)	813	785

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Luxembourg — continued
INEOS Finance plc
6.75%, 5/15/2028 (d)	1,877	1,645
7.50%, 4/15/2029 (d)	1,780	1,491
		7,046
Mexico — 0.4%
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (d) (e) (g) (h)	523	548
Comision Federal de Electricidad 6.50%, 1/28/2051 (d)	788	791
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (d)	683	711
Petroleos Mexicanos
5.95%, 1/28/2031	1,460	1,423
6.70%, 2/16/2032	6,320	6,309
10.00%, 2/7/2033 (a)	4,025	4,685
10.00%, 2/7/2033	600	698
6.38%, 1/23/2045 (a)	900	733
5.63%, 1/23/2046	742	562
6.75%, 9/21/2047	850	699
6.35%, 2/12/2048	500	397
7.69%, 1/23/2050	13,222	11,899
6.95%, 1/28/2060	2,900	2,362
Saavi Energia SARL 8.88%, 2/10/2035 (d)	1,729	1,872
		33,689
Morocco — 0.0% ^
OCP SA
6.88%, 4/25/2044 (b)	1,030	1,061
5.13%, 6/23/2051 (b)	1,000	808
7.50%, 5/2/2054 (d)	1,430	1,557
		3,426
Netherlands — 0.2%
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	203
Cooperatieve Rabobank UA
3.75%, 7/21/2026	374	373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (d) (e)	797	784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (d) (e)	552	568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (d) (e)	552	571
ING Groep NV
3.95%, 3/29/2027	729	729
(SOFR + 1.01%), 1.73%, 4/1/2027 (e)	350	349
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (e) (f) (g) (h)	12,939	14,059
		17,636
New Zealand — 0.0% ^
ASB Bank Ltd. 1.63%, 10/22/2026 (a) (d)	262	258
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (d)	289	237

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (d)	1,400	1,058
5.63%, 6/19/2047 (b)	2,600	1,745
		2,803
South Africa — 0.1%
Eskom Holdings, 8.45%, 8/10/2028 (b)	2,200	2,354
Transnet 8.25%, 2/6/2028 (d)	1,600	1,688
		4,042
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 3/13/2029	400	415
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	10,409	11,646
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (e)	400	406
5.44%, 7/15/2031	1,200	1,258
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (e) (f) (g) (h)	9,800	11,827
Grifols SA 4.75%, 10/15/2028 (a) (d)	2,824	2,782
		28,334
Sweden — 0.1%
Skandinaviska Enskilda Banken AB 5.38%, 3/5/2029 (d)	1,218	1,259
Svenska Handelsbanken AB
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (d) (e)	351	348
5.50%, 6/15/2028 (d)	856	884
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (e) (f) (g) (h)	2,800	2,675
Swedbank AB 5.34%, 9/20/2027 (d)	350	358
		5,524
Switzerland — 0.2%
UBS Group AG
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (d) (e)	500	500
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	288	301
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (d) (e) (f) (g) (h)	13,592	15,897
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.32%), 7.00%, 1/8/2036 (d) (e) (f) (g) (h)	1,346	1,362
VistaJet Malta Finance plc 9.50%, 6/1/2028 (d)	2,100	2,185
		20,245
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (d)	836	878
Turkey — 0.0% ^
TC Ziraat Bankasi A/S
8.00%, 1/16/2029 (b)	1,400	1,485
7.25%, 2/4/2030 (d)	2,095	2,171
		3,656
United Kingdom — 0.9%
Barclays plc
(SOFR + 1.49%), 5.67%, 3/12/2028 (e)	350	356

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (e) (f) (g) (h)	2,749	2,939
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (e) (f) (g) (h)	1,500	1,706
(SOFR + 1.74%), 5.69%, 3/12/2030 (e)	221	230
BAT Capital Corp.
5.83%, 2/20/2031	835	886
5.35%, 8/15/2032	525	545
Connect Finco SARL 9.00%, 9/15/2029 (d)	2,325	2,468
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (e) (f) (g) (h)	8,840	9,303
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	663	642
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	6,541	6,183
(SOFR + 1.52%), 5.73%, 5/17/2032 (e)	1,232	1,296
(SOFR + 1.19%), 2.80%, 5/24/2032 (e)	1,201	1,099
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (e) (f) (g) (h)	2,380	2,506
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a) (d)	1,867	1,481
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (e) (f) (g) (h)	5,231	5,272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	318	322
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (e) (f) (g) (h)	2,000	2,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	2,100	2,201
Nationwide Building Society
(SOFR + 1.91%), 6.56%, 10/18/2027 (d) (e)	250	254
5.13%, 7/29/2029 (d)	663	682
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 4.60%, 6/28/2031 (e) (f) (g) (h)	4,432	4,121
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	3,952	4,467
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (e)	3,080	3,252
Santander UK Group Holdings plc (SOFR + 1.22%), 2.47%, 1/11/2028 (e)	250	246
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (d) (e) (f) (g) (h)	3,866	4,017
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (d) (e)	500	513
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (d) (e) (f) (g) (h)	2,500	2,666
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 7.00%, 11/14/2035 (d) (e) (f) (g) (h)	1,714	1,764
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (d)	4,295	4,236
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (e)	6,106	5,746
		73,479
United States — 25.7%
1261229 BC Ltd. 10.00%, 4/15/2032 (d)	5,459	5,602
AbbVie, Inc.
4.88%, 3/15/2030	985	1,014
4.05%, 11/21/2039	37	33
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (d)	3,091	3,054
5.00%, 4/15/2029 (a) (d)	1,443	1,385
7.38%, 3/15/2033 (a) (d)	653	645
Accendra Health, Inc.
4.50%, 3/31/2029 (a) (d)	4,362	2,870

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.63%, 4/1/2030 (a) (d)	2,204	1,240
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (d)	5,180	4,796
Acushnet Co. 5.63%, 12/1/2033 (d)	430	434
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (d)	3,066	3,136
8.25%, 4/15/2031 (d)	5,839	6,118
7.50%, 2/15/2033 (a) (d)	2,152	2,235
ADT Security Corp. (The)
4.13%, 8/1/2029 (d)	4,070	3,965
4.88%, 7/15/2032 (d)	6,428	6,225
AECOM 6.00%, 8/1/2033 (d)	2,306	2,362
Aethon United BR LP 7.50%, 10/1/2029 (d)	892	939
Air Lease Corp. 3.75%, 6/1/2026	15	15
Albertsons Cos., Inc.
4.63%, 1/15/2027 (d)	6,975	6,970
5.88%, 2/15/2028 (d)	3,141	3,142
3.50%, 3/15/2029 (d)	5,758	5,526
4.88%, 2/15/2030 (d)	839	828
5.50%, 3/31/2031 (d)	659	660
5.63%, 3/31/2032 (d) (k)	3,147	3,144
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (d)	4,251	4,497
Alexandria Real Estate Equities, Inc., REIT
3.80%, 4/15/2026	300	300
2.75%, 12/15/2029	18	17
2.95%, 3/15/2034	7	6
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (e)	890	884
Allied Universal Holdco LLC 4.63%, 6/1/2028 (d)	1,936	1,913
Allison Transmission, Inc.
4.75%, 10/1/2027 (d)	3,337	3,337
5.88%, 6/1/2029 (d)	8,169	8,272
3.75%, 1/30/2031 (d)	1,250	1,178
5.88%, 12/1/2033 (d)	777	788
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (e)	2,669	2,805
Ally Financial, Inc. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (e) (g) (h)	5,049	4,840
Altria Group, Inc.
4.80%, 2/14/2029	18	18
5.63%, 2/6/2035	185	192
Alumina Pty. Ltd.
6.13%, 3/15/2030 (d)	1,222	1,261
6.38%, 9/15/2032 (d)	1,414	1,470
American Airlines, Inc.
5.50%, 4/20/2026 (d)	1,349	1,350
5.75%, 4/20/2029 (d)	9,798	9,900
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	3,337	3,341
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (d)	2,810	2,774

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (g) (h)	3,302	3,267
(SOFR + 0.97%), 5.39%, 7/28/2027 (e)	250	252
(SOFR + 0.93%), 5.04%, 7/26/2028 (e)	209	212
American Honda Finance Corp. (SOFR + 0.87%), 4.53%, 7/9/2027 (e)	67	67
American Tower Corp., REIT
1.45%, 9/15/2026	22	22
1.50%, 1/31/2028	74	70
5.00%, 1/31/2030	955	978
2.10%, 6/15/2030	27	25
AmeriGas Partners LP
5.75%, 5/20/2027	1,154	1,162
9.38%, 6/1/2028 (d)	1,960	2,027
9.50%, 6/1/2030 (d)	1,372	1,470
Amkor Technology, Inc. 5.88%, 10/1/2033 (d)	1,463	1,491
Antero Midstream Partners LP
5.75%, 1/15/2028 (d)	4,280	4,282
5.38%, 6/15/2029 (d)	4,232	4,239
5.75%, 10/15/2033 (d)	1,429	1,445
Antero Resources Corp.
7.63%, 2/1/2029 (d)	1,744	1,770
5.38%, 3/1/2030 (d)	1,432	1,452
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (d)	5,203	4,962
9.75%, 4/15/2030 (d)	2,019	2,204
APi Group DE, Inc.
4.13%, 7/15/2029 (a) (d)	2,586	2,515
4.75%, 10/15/2029 (d)	2,037	1,997
Aramark Services, Inc. 5.00%, 2/1/2028 (d)	5,180	5,177
Arches Buyer, Inc.
4.25%, 6/1/2028 (d)	1,690	1,662
6.13%, 12/1/2028 (d)	619	605
Archrock Partners LP
6.25%, 4/1/2028 (d)	2,631	2,638
6.63%, 9/1/2032 (d)	1,609	1,668
Archrock Services LP 6.00%, 2/1/2034 (d)	670	669
Ardagh Group SA
9.50%, 12/1/2030 (a) (d)	3,658	3,953
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (d) (j) (l)	3,785	3,521
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	402	401
4.63%, 11/15/2029 (d)	4,259	4,194
4.75%, 3/1/2030	410	404
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (d)	1,067	1,074
6.63%, 10/15/2032 (d)	1,412	1,463
6.63%, 7/15/2033 (d)	1,532	1,586

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Asurion LLC and Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (d)	2,657	2,776
AT&T, Inc.
4.55%, 11/1/2032	480	477
4.90%, 11/1/2035	365	359
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (d)	2,415	2,342
Athene Global Funding
5.62%, 5/8/2026 (d)	335	336
4.86%, 8/27/2026 (d)	212	213
Athene Holding Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (e)	4,320	4,328
ATI, Inc.
5.88%, 12/1/2027	1,861	1,864
4.88%, 10/1/2029 (a)	1,655	1,650
7.25%, 8/15/2030	1,820	1,908
5.13%, 10/1/2031	1,240	1,242
Avantor Funding, Inc. 4.63%, 7/15/2028 (d)	6,986	6,932
Avient Corp. 7.13%, 8/1/2030 (d)	1,120	1,152
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (d)	3,960	3,962
4.75%, 4/1/2028 (d)	5,629	5,511
5.38%, 3/1/2029 (d)	2,616	2,551
8.25%, 1/15/2030 (a) (d)	3,781	3,913
8.38%, 6/15/2032 (d)	2,078	2,138
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (d)	832	876
Axalta Coating Systems LLC
4.75%, 6/15/2027 (d)	4,598	4,589
3.38%, 2/15/2029 (d)	4,455	4,288
Axon Enterprise, Inc.
6.13%, 3/15/2030 (d)	479	492
6.25%, 3/15/2033 (d)	680	705
Bank of America Corp.
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (e) (g) (h)	4,459	4,471
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (e) (g) (h)	2,627	2,613
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (e)	250	249
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (e) (g) (h)	2,778	2,814
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (e) (g) (h)	4,378	4,432
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (e)	250	248
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (e) (g) (h)	4,600	4,779
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (e)	464	449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (e) (g) (h)	4,755	4,840
(SOFR + 1.21%), 2.57%, 10/20/2032 (e)	694	626
(SOFR + 1.83%), 4.57%, 4/27/2033 (e)	950	946
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	673	698
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (e) (g) (h)	6,537	6,512
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.30%), 6.30%, 3/20/2030 (e) (g) (h)	1,362	1,409
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (e)	22	24

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	50
6.88%, 11/1/2035	997	1,008
6.75%, 7/1/2036	2,162	2,157
Bausch + Lomb Corp. 8.38%, 10/1/2028 (d)	745	777
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (d)	3,952	3,919
Big River Steel LLC 6.63%, 1/31/2029 (d)	3,183	3,213
Biogen, Inc. 5.05%, 1/15/2031	810	834
Block, Inc.
2.75%, 6/1/2026	1,985	1,973
5.63%, 8/15/2030 (d)	977	994
6.50%, 5/15/2032	5,261	5,466
6.00%, 8/15/2033 (d)	1,217	1,243
Blue Racer Midstream LLC
6.63%, 7/15/2026 (d)	1,675	1,677
7.00%, 7/15/2029 (d)	1,347	1,404
7.25%, 7/15/2032 (d)	1,680	1,781
Boise Cascade Co. 4.88%, 7/1/2030 (a) (d)	852	849
Boyd Gaming Corp. 4.75%, 6/15/2031 (d)	933	909
Boyne USA, Inc. 4.75%, 5/15/2029 (d)	3,600	3,552
BP Capital Markets America, Inc., 3.02%, 1/16/2027	258	256
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (g) (h)	2,196	2,180
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (e) (g) (h)	1,918	2,036
Brink's Co. (The)
4.63%, 10/15/2027 (d)	3,785	3,785
6.50%, 6/15/2029 (d)	1,032	1,065
Broadcom, Inc.
4.30%, 11/15/2032	32	32
2.60%, 2/15/2033	915	804
Buckeye Partners LP
3.95%, 12/1/2026	230	228
4.50%, 3/1/2028 (d)	4,925	4,904
6.75%, 2/1/2030 (d)	944	989
Builders FirstSource, Inc.
5.00%, 3/1/2030 (d)	1,105	1,101
4.25%, 2/1/2032 (d)	2,983	2,843
6.38%, 6/15/2032 (d)	3,340	3,442
6.38%, 3/1/2034 (d)	2,200	2,276
6.75%, 5/15/2035 (d)	1,149	1,207
BWX Technologies, Inc.
4.13%, 6/30/2028 (d)	2,624	2,585
4.13%, 4/15/2029 (d)	4,624	4,529
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a) (d)	2,400	2,305
7.00%, 2/15/2030 (d)	3,385	3,495
6.50%, 2/15/2032 (d)	6,083	6,220

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (g) (h)	5,396	5,356
Cardinal Health, Inc. 4.70%, 11/15/2026	62	62
Carnival Corp.
4.00%, 8/1/2028 (d)	1,016	1,005
7.00%, 8/15/2029 (d)	1,239	1,297
5.75%, 3/15/2030 (d)	1,750	1,802
5.88%, 6/15/2031 (d)	1,740	1,799
5.75%, 8/1/2032 (d)	5,631	5,783
6.13%, 2/15/2033 (d)	4,243	4,365
Carpenter Technology Corp. 5.63%, 3/1/2034 (d)	711	722
CCO Holdings LLC
5.13%, 5/1/2027 (d)	1,877	1,878
5.00%, 2/1/2028 (d)	15,316	15,232
4.75%, 3/1/2030 (d)	35,845	34,243
4.50%, 8/15/2030 (d)	19,087	17,939
4.25%, 2/1/2031 (d)	16,476	15,085
7.38%, 3/1/2031 (a) (d)	6,336	6,517
4.75%, 2/1/2032 (a) (d)	2,360	2,156
4.50%, 5/1/2032	1,330	1,194
7.00%, 2/1/2033 (a) (d)	2,109	2,129
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (d)	3,398	2,998
Celanese US Holdings LLC
7.00%, 2/15/2031	1,641	1,679
7.38%, 2/15/2034 (a)	6,664	6,781
Cencora, Inc. 2.70%, 3/15/2031	1,125	1,037
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,550
4.13%, 10/15/2030	3,404	3,268
Charles Schwab Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (g) (h)	11,818	11,087
Chart Industries, Inc.
7.50%, 1/1/2030 (d)	5,498	5,720
9.50%, 1/1/2031 (d)	611	643
Charter Communications Operating LLC
6.65%, 2/1/2034	610	642
6.55%, 6/1/2034	550	578
Chemours Co. (The)
5.75%, 11/15/2028 (d)	8,584	8,513
8.00%, 1/15/2033 (a) (d)	1,510	1,514
Cheniere Energy Partners LP
4.00%, 3/1/2031	1,000	974
3.25%, 1/31/2032	497	459
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (d)	155	154
Chord Energy Corp.
6.00%, 10/1/2030 (d)	2,299	2,344
6.75%, 3/15/2033 (a) (d)	1,704	1,766

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Ciena Corp. 4.00%, 1/31/2030 (d)	2,329	2,246
Cinemark USA, Inc.
5.25%, 7/15/2028 (d)	2,060	2,058
7.00%, 8/1/2032 (d)	1,420	1,469
Cipher Compute LLC 7.13%, 11/15/2030 (d)	2,553	2,631
Citibank NA 4.93%, 8/6/2026	250	251
Citigroup, Inc.
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (e) (g) (h)	4,682	4,710
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (e) (g) (h)	4,928	5,100
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (e) (g) (h)	1,880	1,917
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (e) (g) (h)	3,789	3,903
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (e) (g) (h)	1,120	1,144
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (e) (g) (h)	5,502	5,603
(SOFR + 2.11%), 2.57%, 6/3/2031 (e)	972	901
(SOFR + 1.18%), 2.52%, 11/3/2032 (e)	464	415
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	850	778
(SOFR + 1.94%), 3.79%, 3/17/2033 (e)	913	869
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (e) (g) (h)	6,264	6,559
Clarios Global LP
6.75%, 5/15/2028 (d)	4,091	4,186
6.75%, 2/15/2030 (d)	2,326	2,433
6.75%, 9/15/2032 (d)	2,461	2,547
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (d)	2,416	2,280
4.88%, 7/1/2029 (d)	2,803	2,409
Clean Harbors, Inc. 5.75%, 10/15/2033 (d)	1,831	1,871
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (d)	4,871	4,873
7.50%, 6/1/2029 (d)	7,562	7,483
7.13%, 2/15/2031 (d)	7,189	7,497
7.50%, 3/15/2033 (d)	3,513	3,733
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (d)	3,037	2,988
6.88%, 11/1/2029 (d)	2,479	2,576
6.75%, 4/15/2030 (d)	2,612	2,671
4.88%, 3/1/2031 (d)	1,772	1,699
7.50%, 9/15/2031 (d)	1,528	1,612
7.63%, 1/15/2034 (d)	887	929
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (d)	142	143
6.75%, 4/15/2032 (d)	4,910	4,948
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (e)	3,823	3,776
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (e)	1,100	1,136
CNX Midstream Partners LP 4.75%, 4/15/2030 (d)	828	804
CNX Resources Corp. 7.38%, 1/15/2031 (d)	2,371	2,456
Coherent Corp. 5.00%, 12/15/2029 (d)	9,100	9,062

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Coinbase Global, Inc.
3.38%, 10/1/2028 (d)	1,548	1,478
3.63%, 10/1/2031 (d)	1,710	1,511
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (d)	1,195	1,266
Comcast Corp. 1.95%, 1/15/2031	865	773
Commercial Metals Co. 5.75%, 11/15/2033 (d)	1,868	1,899
Community Health Systems, Inc.
6.00%, 1/15/2029 (d)	1,803	1,798
6.13%, 4/1/2030 (d)	515	424
5.25%, 5/15/2030 (d)	8,407	7,927
4.75%, 2/15/2031 (d)	4,205	3,772
10.88%, 1/15/2032 (d)	2,568	2,765
Compass Minerals International, Inc. 8.00%, 7/1/2030 (d)	1,243	1,318
Comstock Resources, Inc.
6.75%, 3/1/2029 (d)	7,908	7,958
5.88%, 1/15/2030 (d)	2,382	2,324
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a) (d)	1,101	1,153
Conduent Business Services LLC 6.00%, 11/1/2029 (d)	4,030	3,268
Connect Holding II LLC 10.50%, 4/3/2031 (d)	4,118	4,042
Constellation Energy Generation LLC
4.63%, 2/1/2029 (d)	1,062	1,062
5.00%, 2/1/2031 (d)	2,242	2,273
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (d) (j)	13,330	13,749
5.63% (Cash), 5/15/2027 (a) (d) (j)	8,013	7,879
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (e) (f) (g) (h)	9,637	10,013
CoreCivic, Inc. 8.25%, 4/15/2029	4,255	4,457
CoreWeave, Inc.
9.25%, 6/1/2030 (a) (d)	3,416	3,363
9.00%, 2/1/2031 (d)	3,729	3,626
Coty, Inc. 4.75%, 1/15/2029 (d)	880	871
Crescent Energy Finance LLC
9.25%, 2/15/2028 (d)	5,176	5,325
7.63%, 4/1/2032 (d)	4,309	4,274
7.88%, 4/15/2032 (d)	4,480	4,457
7.38%, 1/15/2033 (d)	3,238	3,134
8.38%, 1/15/2034 (d)	2,004	2,023
Crown Castle, Inc., REIT
3.65%, 9/1/2027	55	55
4.90%, 9/1/2029	1,035	1,053
CSC Holdings LLC
5.38%, 2/1/2028 (d)	830	619
11.25%, 5/15/2028 (d)	876	702
11.75%, 1/31/2029 (d)	691	504
6.50%, 2/1/2029 (d)	10,417	6,670
3.38%, 2/15/2031 (d)	1,735	1,034

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 11/15/2031 (d)	2,518	1,527
DaVita, Inc.
4.63%, 6/1/2030 (d)	8,585	8,261
3.75%, 2/15/2031 (d)	6,221	5,706
6.88%, 9/1/2032 (d)	1,611	1,659
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (d)	2,452	2,607
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (d)	1,924	2,038
Directv Financing LLC 5.88%, 8/15/2027 (d)	4,210	4,231
Discovery Communications LLC 5.00%, 9/20/2037	830	641
DISH DBS Corp.
7.75%, 7/1/2026	10,816	10,590
5.25%, 12/1/2026 (d)	10,065	9,782
5.75%, 12/1/2028 (d)	2,450	2,371
DISH Network Corp. 11.75%, 11/15/2027 (d)	12,420	12,854
DOC DR LLC, REIT
3.95%, 1/15/2028	13	13
2.63%, 11/1/2031	4	4
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (e) (g) (h)	3,390	3,366
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (e)	1,144	1,237
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (e)	1,754	1,827
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (e)	2,345	2,411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (e)	3,945	3,988
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (d)	2,736	2,436
DT Midstream, Inc. 4.13%, 6/15/2029 (d)	4,705	4,651
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (e)	3,268	3,419
Dycom Industries, Inc. 4.50%, 4/15/2029 (d)	5,847	5,756
EchoStar Corp.
10.75%, 11/30/2029	5,220	5,722
6.75% (Cash), 11/30/2030 (j)	2,844	2,894
Edgewell Personal Care Co.
5.50%, 6/1/2028 (d)	2,997	2,998
4.13%, 4/1/2029 (d)	2,707	2,595
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	2,240	2,334
Embarq LLC 8.00%, 6/1/2036 (a)	3,120	1,217
EMRLD Borrower LP
6.63%, 12/15/2030 (d)	8,772	9,080
6.75%, 7/15/2031 (d)	1,222	1,282
Encompass Health Corp.
4.75%, 2/1/2030 (a)	2,431	2,420
4.63%, 4/1/2031	4,515	4,419
Endo Finance Holdings LP 8.50%, 4/15/2031 (d)	900	952
Energizer Holdings, Inc.
4.75%, 6/15/2028 (d)	6,100	6,035
4.38%, 3/31/2029 (d)	5,141	4,938
Energy Transfer LP
6.55%, 12/1/2033	420	460

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (e)	636	680
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (e)	7,575	7,575
Enpro, Inc. 6.13%, 6/1/2033 (d)	926	952
Entegris, Inc.
4.38%, 4/15/2028 (d)	1,501	1,490
4.75%, 4/15/2029 (d)	4,756	4,752
3.63%, 5/1/2029 (d)	2,864	2,760
5.95%, 6/15/2030 (d)	7,567	7,721
Entergy Corp.
2.95%, 9/1/2026	250	248
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (e)	1,531	1,603
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (e)	2,945	2,948
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (e)	3,227	3,214
EQT Corp.
7.50%, 6/1/2030	2,365	2,603
4.75%, 1/15/2031	5,576	5,601
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (d)	6,258	6,540
8.63%, 5/15/2032 (d)	780	834
8.00%, 3/15/2033 (d)	1,271	1,341
Equitable Financial Life Global Funding 4.88%, 11/19/2027 (d)	132	134
Esab Corp. 6.25%, 4/15/2029 (d)	1,862	1,913
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (m)	968	—
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (e)	2,815	2,827
Expand Energy Corp.
5.88%, 2/1/2029 (d)	575	575
6.75%, 4/15/2029 (d)	11,991	12,055
4.75%, 2/1/2032	918	910
F&G Global Funding 5.88%, 6/10/2027 (d)	160	163
Fair Isaac Corp.
4.00%, 6/15/2028 (d)	1,230	1,210
6.00%, 5/15/2033 (d)	1,452	1,479
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (e)	301	313
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	398	417
Series H, (3-MONTH CME TERM SOFR + 3.29%), 6.97%, 3/8/2026 (e) (g) (h)	1,946	1,952
Flash Compute LLC 7.25%, 12/31/2030 (d)	1,723	1,729
Ford Motor Credit Co. LLC
6.95%, 3/6/2026	1,712	1,715
6.95%, 6/10/2026	1,864	1,878
4.54%, 8/1/2026	2,052	2,049
2.70%, 8/10/2026	2,049	2,033
4.27%, 1/9/2027	4,668	4,665
4.13%, 8/17/2027	1,605	1,597
2.90%, 2/16/2028	1,455	1,408
6.80%, 5/12/2028	1,944	2,034
2.90%, 2/10/2029	880	834

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.20%, 6/10/2030	896	964
5.73%, 9/5/2030	1,140	1,167
4.00%, 11/13/2030	6,739	6,410
Foundry JV Holdco LLC 5.50%, 1/25/2031 (d)	200	207
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (d)	9,638	9,638
6.75%, 5/1/2029 (d)	1,280	1,284
5.88%, 11/1/2029	50	50
6.00%, 1/15/2030 (d)	109	110
8.75%, 5/15/2030 (d)	2,033	2,096
Gap, Inc. (The) 3.63%, 10/1/2029 (d)	2,615	2,487
Gartner, Inc.
4.50%, 7/1/2028 (d)	1,975	1,970
3.63%, 6/15/2029 (d)	1,138	1,099
Gates Corp. 6.88%, 7/1/2029 (d)	873	908
GCI LLC 4.75%, 10/15/2028 (d)	8,852	8,669
General Motors Financial Co., Inc.
5.25%, 3/1/2026	250	250
4.30%, 4/6/2029	490	491
2.35%, 1/8/2031	435	392
Genesis Energy LP
7.75%, 2/1/2028	3,521	3,536
8.88%, 4/15/2030	2,410	2,536
7.88%, 5/15/2032	759	792
GEO Group, Inc. (The)
8.63%, 4/15/2029	3,023	3,161
10.25%, 4/15/2031	471	514
GFL Environmental, Inc.
4.00%, 8/1/2028 (d)	3,832	3,771
4.75%, 6/15/2029 (d)	2,745	2,727
6.75%, 1/15/2031 (d)	4,377	4,579
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (d)	3,005	3,011
7.50%, 4/15/2032 (d)	2,995	3,208
Global Medical Response, Inc. 7.38%, 10/1/2032 (d)	1,979	2,046
Global Payments, Inc.
3.20%, 8/15/2029	18	17
4.88%, 11/15/2030	640	640
Goat Holdco LLC 6.75%, 2/1/2032 (d)	1,182	1,214
Goldman Sachs Bank USA (SOFR + 0.77%), 4.44%, 3/18/2027 (e)	320	320
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.19%, 2/10/2026 (e) (g) (h)	1,490	1,491
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 7.56%, 2/10/2026 (e) (g) (h)	1,809	1,809
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (g) (h)	5,607	5,576
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (e) (g) (h)	1,830	1,814
(SOFR + 0.82%), 1.54%, 9/10/2027 (e)	363	358
(SOFR + 0.91%), 1.95%, 10/21/2027 (e)	19	19

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	15	15
(SOFR + 1.85%), 3.62%, 3/15/2028 (e)	983	979
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (e) (g) (h)	4,001	4,232
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (e) (g) (h)	6,484	6,845
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (e) (g) (h)	4,610	4,804
(SOFR + 1.28%), 2.62%, 4/22/2032 (e)	486	443
(SOFR + 1.25%), 2.38%, 7/21/2032 (e)	464	415
(SOFR + 1.26%), 2.65%, 10/21/2032 (e)	16	14
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (e) (g) (h)	5,630	5,736
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	149	152
(SOFR + 1.42%), 5.02%, 10/23/2035 (e)	1,805	1,806
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029 (a)	5,452	5,339
6.63%, 7/15/2030	2,872	2,932
5.25%, 7/15/2031	1,129	1,075
Gray Media, Inc.
10.50%, 7/15/2029 (d)	7,110	7,637
4.75%, 10/15/2030 (a) (d)	3,240	2,501
5.38%, 11/15/2031 (d)	1,274	946
7.25%, 8/15/2033 (d)	4,787	4,901
Griffon Corp. 5.75%, 3/1/2028	4,655	4,654
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (d)	1,211	1,184
6.38%, 1/15/2030 (d)	1,127	1,157
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (d)	2,718	2,803
Harvest Midstream I LP 7.50%, 5/15/2032 (d)	1,581	1,651
HCA, Inc.
2.38%, 7/15/2031	1,058	948
5.60%, 4/1/2034	600	623
Herc Holdings, Inc.
6.63%, 6/15/2029 (d)	2,158	2,233
7.00%, 6/15/2030 (d)	4,092	4,295
Hertz Corp. (The)
4.63%, 12/1/2026 (d)	1,487	1,404
12.63%, 7/15/2029 (d)	5,580	5,617
5.00%, 12/1/2029 (d)	8,062	5,311
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (m)	1,106	—
5.50%, 10/15/2024 ‡ (d) (m)	11,828	1
7.13%, 8/1/2026 ‡ (b) (m)	5,505	1
6.00%, 1/15/2028 ‡ (m)	5,450	1
Hess Midstream Operations LP
5.88%, 3/1/2028 (d)	772	787
5.13%, 6/15/2028 (d)	5	5
6.50%, 6/1/2029 (d)	1,678	1,737
4.25%, 2/15/2030 (d)	2,578	2,518

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Hilcorp Energy I LP
6.25%, 11/1/2028 (d)	183	185
6.00%, 4/15/2030 (d)	1,701	1,674
6.25%, 4/15/2032 (d)	1,415	1,357
6.88%, 5/15/2034 (d)	527	508
Hillenbrand, Inc. 6.25%, 2/15/2029 (a)	769	776
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029 (d)	1,194	1,222
3.75%, 5/1/2029 (d)	1,565	1,523
4.88%, 1/15/2030	1,393	1,396
6.13%, 4/1/2032 (d)	1,129	1,166
5.88%, 3/15/2033 (d)	2,550	2,617
5.75%, 9/15/2033 (d)	5,627	5,733
5.50%, 3/31/2034 (d)	686	689
Hologic, Inc. 3.25%, 2/15/2029 (d)	4,372	4,356
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (d)	2,177	2,300
6.63%, 1/15/2034 (d)	3,427	3,517
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	3,046	2,672
Hyundai Capital America
1.65%, 9/17/2026 (d)	37	36
4.30%, 9/24/2027 (d)	141	141
5.00%, 1/7/2028 (d)	460	467
2.10%, 9/15/2028 (d)	18	17
ICITII 6.00%, 1/31/2033 ‡ (d)	878	381
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a) (d)	9,140	8,637
10.88%, 5/1/2030 (a) (d)	4,810	3,991
7.75%, 8/15/2030 (d)	381	326
ILFC E-Capital Trust I 6.35%, 12/21/2065 (d) (l)	3,913	3,368
ILFC E-Capital Trust II 6.60%, 12/21/2065 (d) (l)	3,358	2,945
Imola Merger Corp. 4.75%, 5/15/2029 (d)	10,299	10,133
Insight Enterprises, Inc. 6.63%, 5/15/2032 (d)	897	918
Installed Building Products, Inc. 5.63%, 2/1/2034 (d)	859	864
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (d)	2,287	2,006
IQVIA, Inc.
5.00%, 10/15/2026 (d)	6,890	6,888
5.00%, 5/15/2027 (d)	2,586	2,587
6.25%, 6/1/2032 (d)	6,453	6,704
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (d)	3,000	2,998
5.25%, 3/15/2028 (d)	2,207	2,206
5.00%, 7/15/2028 (d)	389	388
5.25%, 7/15/2030 (d)	5,358	5,305
6.25%, 1/15/2033 (d)	344	348
ITC Holdings Corp., 2.95%, 5/14/2030 (d)	34	32
Jackson National Life Global Funding 5.55%, 7/2/2027 (d)	250	255

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
JELD-WEN, Inc.
4.88%, 12/15/2027 (a) (d)	3,295	2,896
7.00%, 9/1/2032 (a) (d)	1,695	1,062
JetBlue Airways Corp. 9.88%, 9/20/2031 (d)	4,762	4,783
JH North America Holdings, Inc.
5.88%, 1/31/2031 (d)	1,056	1,074
6.13%, 7/31/2032 (d)	1,581	1,611
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	10	9
Kinetik Holdings LP
6.63%, 12/15/2028 (d)	1,150	1,184
5.88%, 6/15/2030 (d)	2,331	2,359
Knife River Corp. 7.75%, 5/1/2031 (d)	3,104	3,232
Kodiak Gas Services LLC
7.25%, 2/15/2029 (d)	1,711	1,775
6.50%, 10/1/2033 (d)	1,389	1,423
LABL, Inc. 8.63%, 10/1/2031 (d)	543	247
Lamar Media Corp. 4.00%, 2/15/2030	475	459
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (d)	6,455	6,232
Lear Corp. 2.60%, 1/15/2032	5	4
Leidos, Inc.
4.38%, 5/15/2030	470	470
5.40%, 3/15/2032	207	215
Level 3 Financing, Inc.
6.88%, 6/30/2033 (d)	5,615	5,786
7.00%, 3/31/2034 (d)	3,615	3,745
Lithia Motors, Inc.
5.50%, 10/1/2030 (d)	869	873
4.38%, 1/15/2031 (d)	1,524	1,467
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (d)	10,261	10,307
4.75%, 10/15/2027 (d)	8,509	8,506
3.75%, 1/15/2028 (d)	2,163	2,133
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (d) (k)	1,177	1,180
Lumen Technologies, Inc.
4.13%, 4/15/2029 (d)	2,184	2,184
5.38%, 6/15/2029 (d)	3,421	3,216
4.13%, 4/15/2030 (d)	8,787	8,787
10.00%, 10/15/2032 (d)	715	715
M/I Homes, Inc. 4.95%, 2/1/2028	130	130
Madison IAQ LLC
4.13%, 6/30/2028 (d)	1,725	1,704
5.88%, 6/30/2029 (a) (d)	6,049	6,041
Marriott International, Inc. 4.20%, 7/15/2027	133	133
Mars, Inc.
4.60%, 3/1/2028 (d)	430	436
4.80%, 3/1/2030 (d)	250	255
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (d)	2,004	2,078

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Matador Resources Co.
6.50%, 4/15/2032 (d)	1,849	1,883
6.25%, 4/15/2033 (d)	2,616	2,637
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (d)	14,574	14,847
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (d)	2,008	2,017
Medline Borrower LP
3.88%, 4/1/2029 (d)	9,852	9,633
6.25%, 4/1/2029 (d)	3,812	3,934
5.25%, 10/1/2029 (d)	6,790	6,802
MetLife Capital Trust IV 7.88%, 12/15/2037 (d)	8,747	9,681
MetLife, Inc. Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (e) (g) (h)	106	108
MGM Resorts International
6.13%, 9/15/2029	2,358	2,412
6.50%, 4/15/2032 (a)	2,976	3,047
Midcontinent Communications 8.00%, 8/15/2032 (d)	3,668	3,529
Millrose Properties, Inc., REIT
6.38%, 8/1/2030 (d)	2,386	2,435
6.25%, 9/15/2032 (d)	1,146	1,159
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (d)	1,677	1,722
MIWD Holdco II LLC 5.50%, 2/1/2030 (a) (d)	1,196	1,162
Molina Healthcare, Inc. 6.50%, 2/15/2031 (d)	2,827	2,897
Moog, Inc. 4.25%, 12/15/2027 (d)	247	246
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (e)	40	40
(SOFR + 1.61%), 4.21%, 4/20/2028 (e)	20	20
(SOFR + 1.45%), 5.17%, 1/16/2030 (e)	619	636
(SOFR + 1.02%), 1.93%, 4/28/2032 (e)	18	16
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	948	851
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	673	696
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	130	133
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (e)	817	855
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (e)	455	459
MPLX LP 5.50%, 6/1/2034	410	419
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (d)	1,606	1,721
NCL Corp. Ltd. 5.88%, 1/15/2031 (d)	2,352	2,358
NCR Atleos Corp. 9.50%, 4/1/2029 (d)	4,514	4,838
NCR Voyix Corp.
5.00%, 10/1/2028 (d)	110	109
5.13%, 4/15/2029 (d)	5,206	5,131
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (d)	1,786	1,834
9.50%, 2/15/2033 (d)	1,859	1,893
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (d)	1,187	1,170
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (e)	1,070	1,082
New Albertsons LP
7.75%, 6/15/2026	1,535	1,548
6.63%, 6/1/2028	613	653

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.45%, 8/1/2029	392	415
8.00%, 5/1/2031	2,108	2,306
Newell Brands, Inc.
6.38%, 9/15/2027	847	854
8.50%, 6/1/2028 (d)	2,927	3,069
6.63%, 9/15/2029	3,051	3,054
6.38%, 5/15/2030 (a)	1,395	1,379
6.63%, 5/15/2032 (a)	599	587
7.37%, 4/1/2036 (i)	1,192	1,153
News Corp.
3.88%, 5/15/2029 (d)	4,395	4,282
5.13%, 2/15/2032 (d)	2,490	2,486
Nexstar Media, Inc.
5.63%, 7/15/2027 (d)	9,939	9,942
4.75%, 11/1/2028 (a) (d)	7,740	7,693
NextEra Energy Capital Holdings, Inc.
5.05%, 3/15/2030	990	1,021
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (e)	1,617	1,718
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (e)	1,100	1,136
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (e)	1,180	1,219
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (e)	3,683	3,723
NGL Energy Operating LLC
8.13%, 2/15/2029 (d)	2,457	2,550
8.38%, 2/15/2032 (d)	2,145	2,245
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (e)	3,014	3,139
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (e)	2,550	2,635
Noble Finance II LLC 8.00%, 4/15/2030 (d)	1,719	1,792
Novelis Corp.
4.75%, 1/30/2030 (d)	4,460	4,321
6.88%, 1/30/2030 (d)	618	641
6.38%, 8/15/2033 (d)	1,140	1,161
NRG Energy, Inc.
5.75%, 1/15/2028	1,031	1,032
3.38%, 2/15/2029 (d)	2,070	1,984
5.25%, 6/15/2029 (d)	3,022	3,031
5.75%, 7/15/2029 (d)	175	174
3.88%, 2/15/2032 (d)	727	681
6.00%, 2/1/2033 (d)	6,155	6,273
7.00%, 3/15/2033 (d)	1,272	1,400
5.75%, 1/15/2034 (d)	2,154	2,168
6.00%, 1/15/2036 (d)	2,152	2,174
NuStar Logistics LP
6.00%, 6/1/2026	3,036	3,040
6.38%, 10/1/2030	1,920	2,012
ON Semiconductor Corp. 3.88%, 9/1/2028 (d)	4,166	4,082

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
OneMain Finance Corp.
3.50%, 1/15/2027	1,785	1,763
6.63%, 1/15/2028	3,313	3,400
3.88%, 9/15/2028	350	340
ONEOK, Inc.
6.50%, 9/1/2030 (d)	695	746
5.60%, 4/1/2044	522	496
Organon & Co.
4.13%, 4/30/2028 (d)	4,848	4,755
5.13%, 4/30/2031 (d)	5,971	5,423
6.75%, 5/15/2034 (d)	1,320	1,290
7.88%, 5/15/2034 (d)	525	494
Outfront Media Capital LLC
4.25%, 1/15/2029 (d)	1,161	1,133
7.38%, 2/15/2031 (d)	4,198	4,421
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (d)	2,113	2,119
Pacific Gas and Electric Co. 5.55%, 5/15/2029	1,080	1,116
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (e)	1,171	1,064
Performance Food Group, Inc.
5.50%, 10/15/2027 (d)	2,430	2,431
4.25%, 8/1/2029 (d)	7,327	7,174
6.13%, 9/15/2032 (d)	1,064	1,093
Permian Resources Operating LLC
8.00%, 4/15/2027 (d)	2,260	2,281
9.88%, 7/15/2031 (d)	4,657	4,995
7.00%, 1/15/2032 (d)	2,111	2,213
6.25%, 2/1/2033 (d)	1,908	1,966
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	1,343	1,321
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (d) (k)	817	819
PetSmart LLC 7.50%, 9/15/2032 (d)	4,092	4,196
PG&E Corp.
5.00%, 7/1/2028	3,698	3,690
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (e)	2,693	2,779
Philip Morris International, Inc.
5.13%, 2/15/2030	590	609
4.38%, 4/30/2030	895	900
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	505	461
Plains All American Pipeline LP 4.70%, 1/15/2031	200	201
PM General Purchaser LLC 9.50%, 10/1/2028 (d)	1,723	1,573
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (g) (h)	8,023	7,899
(SOFR + 0.80%), 5.10%, 7/23/2027 (e)	250	251
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (e) (g) (h)	4,543	4,612
(SOFR + 1.34%), 5.30%, 1/21/2028 (e)	214	217
(SOFR + 1.62%), 5.35%, 12/2/2028 (e)	123	126
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (e) (g) (h)	1,701	1,757
(SOFR + 1.90%), 5.68%, 1/22/2035 (e)	673	706

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Post Holdings, Inc. 6.25%, 2/15/2032 (d)	2,667	2,738
Prairie Acquiror LP 9.00%, 8/1/2029 (d)	1,057	1,096
Prestige Brands, Inc. 5.13%, 1/15/2028 (d)	267	267
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (d)	531	532
3.38%, 8/31/2027 (d)	1,886	1,847
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (d)	2,623	2,625
4.38%, 4/30/2029 (d)	300	293
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (e)	3,169	3,130
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (e)	286	295
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (e)	3,054	3,257
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (e)	2,743	2,888
Qnity Electronics, Inc.
5.75%, 8/15/2032 (d)	1,594	1,624
6.25%, 8/15/2033 (d)	944	974
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (d)	6,679	6,927
QXO Building Products, Inc. 6.75%, 4/30/2032 (d)	3,470	3,576
Radiology Partners, Inc. 8.50%, 7/15/2032 (d)	4,851	5,093
Range Resources Corp. 4.75%, 2/15/2030 (d)	242	239
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (d)	2,130	2,135
Regal Rexnord Corp.
6.30%, 2/15/2030	1,822	1,932
6.40%, 4/15/2033	2,552	2,727
Resideo Funding, Inc. 6.50%, 7/15/2032 (d)	2,896	2,942
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	6,905	6,900
7.25%, 7/15/2028 (d)	884	910
4.50%, 2/15/2029 (d)	6,718	6,621
6.50%, 4/1/2032 (d)	5,039	5,211
6.50%, 6/15/2033 (d)	520	539
RingCentral, Inc. 8.50%, 8/15/2030 (d)	3,887	4,081
Rivers Enterprise Lender LLC 6.25%, 10/15/2030 (d)	656	666
Rocket Cos., Inc.
6.50%, 8/1/2029 (d)	190	195
6.13%, 8/1/2030 (d)	3,180	3,256
7.13%, 2/1/2032 (d)	1,522	1,590
6.38%, 8/1/2033 (d)	1,693	1,756
Rocket Mortgage LLC
2.88%, 10/15/2026 (d)	2,624	2,588
3.63%, 3/1/2029 (d)	2,903	2,804
4.00%, 10/15/2033 (d)	441	405
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (d)	1,170	1,153
6.75%, 3/15/2033 (d)	1,326	1,399

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (d)	2,372	2,438
6.25%, 3/15/2032 (d)	5,835	6,051
6.00%, 2/1/2033 (d)	4,021	4,145
RXO, Inc. 7.50%, 11/15/2027 (d)	2,956	3,013
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	28	28
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a) (d) (m)	1,850	5
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,085	1,077
3.13%, 2/1/2029	990	946
Science Applications International Corp. 5.88%, 11/1/2033 (d)	1,179	1,188
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029 (a)	3,762	3,704
4.00%, 4/1/2031	2,694	2,536
4.38%, 2/1/2032	4,547	4,287
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (d)	2,265	2,392
8.50%, 7/15/2031 (d)	535	566
5.75%, 12/1/2034 (d)	1,345	1,374
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (e)	1,453	1,440
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (e)	1,442	1,475
Sensata Technologies BV
4.00%, 4/15/2029 (d)	3,262	3,194
5.88%, 9/1/2030 (d)	1,870	1,898
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a) (d)	833	781
6.63%, 7/15/2032 (a) (d)	1,050	1,097
Service Corp. International
7.50%, 4/1/2027	2,735	2,819
4.63%, 12/15/2027	187	187
5.13%, 6/1/2029	10	10
3.38%, 8/15/2030	2,238	2,094
4.00%, 5/15/2031	870	828
Shift4 Payments LLC 6.75%, 8/15/2032 (d)	2,583	2,635
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (d) (j)	10,578	10,270
9.75%, 10/1/2027 (d)	1,580	1,580
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (e)	1,765	1,756
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (d)	3,474	3,594
Sirius XM Radio LLC
4.00%, 7/15/2028 (d)	20,882	20,398
5.50%, 7/1/2029 (d)	11,122	11,172
4.13%, 7/1/2030 (d)	691	652
3.88%, 9/1/2031 (a) (d)	76	69
Six Flags Entertainment Corp.
5.38%, 4/15/2027	355	355

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.25%, 7/15/2029	3,186	3,059
7.25%, 5/15/2031 (a) (d)	2,278	2,248
8.63%, 1/15/2032 (d)	1,419	1,448
6.63%, 5/1/2032 (a) (d)	8,225	8,405
SM Energy Co.
6.75%, 9/15/2026	2,398	2,402
6.63%, 1/15/2027	3,170	3,173
8.38%, 7/1/2028 (d)	3,494	3,596
6.50%, 7/15/2028	1,702	1,722
6.75%, 8/1/2029 (d)	335	339
8.63%, 11/1/2030 (d)	1,652	1,747
8.75%, 7/1/2031 (d)	3,109	3,266
7.00%, 8/1/2032 (a) (d)	1,583	1,587
9.63%, 6/15/2033 (d)	1,658	1,813
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (d)	3,975	4,238
Snap, Inc. 6.88%, 3/1/2033 (d)	969	994
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (d)	3,094	3,110
Somnigroup International, Inc.
4.00%, 4/15/2029 (d)	7,200	6,985
3.88%, 10/15/2031 (d)	2,845	2,655
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a) (d)	3,836	3,770
4.88%, 11/15/2031 (a) (d)	3,279	3,162
Sotera Health Holdings LLC 7.38%, 6/1/2031 (d)	2,502	2,633
Southern California Edison Co. 5.45%, 6/1/2031	580	600
Southern Co. (The)
3.25%, 7/1/2026	250	250
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (e)	2,065	2,049
Spectrum Brands, Inc. 3.88%, 3/15/2031 (d)	729	588
SS&C Technologies, Inc.
5.50%, 9/30/2027 (d)	11,533	11,523
6.50%, 6/1/2032 (d)	670	692
Stagwell Global LLC 5.63%, 8/15/2029 (d)	5,741	5,567
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (d)	4,418	4,556
6.25%, 8/1/2033 (d)	4,823	4,930
5.88%, 3/15/2034 (d)	1,236	1,235
Standard Industries, Inc.
4.75%, 1/15/2028 (d)	6,645	6,610
4.38%, 7/15/2030 (d)	191	184
Staples, Inc.
10.75%, 9/1/2029 (d)	8,710	8,559
12.75%, 1/15/2030 (d)	4,892	4,006
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (d)	1,162	1,225
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (g) (h)	8,012	8,311
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (e) (g) (h)	1,240	1,297

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.57%), 4.82%, 1/26/2034 (e)	464	468
Stryker Corp. 4.85%, 2/10/2030	1,005	1,031
Sunoco LP
5.88%, 3/15/2028	413	413
7.00%, 5/1/2029 (d)	1,102	1,146
4.50%, 5/15/2029	2,645	2,603
4.50%, 4/30/2030	4,022	3,927
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (d)	3,734	3,759
Synaptics, Inc. 4.00%, 6/15/2029 (d)	2,089	2,024
Synopsys, Inc. 4.85%, 4/1/2030	875	893
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	7	7
Talen Energy Supply LLC 6.25%, 2/1/2034 (a) (d)	6,556	6,644
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (d)	2,450	2,449
7.38%, 2/15/2029 (d)	1,508	1,563
6.00%, 12/31/2030 (d)	3,738	3,793
6.00%, 9/1/2031 (d)	4,842	4,873
6.75%, 3/15/2034 (d)	2,420	2,463
TEGNA, Inc. 5.00%, 9/15/2029	5,152	5,116
Tenet Healthcare Corp.
5.13%, 11/1/2027	7,416	7,418
4.25%, 6/1/2029	969	952
6.13%, 6/15/2030	5,926	6,048
6.75%, 5/15/2031	5,139	5,338
Terex Corp.
5.00%, 5/15/2029 (d)	5,949	5,930
6.25%, 10/15/2032 (d)	1,808	1,851
T-Mobile USA, Inc. 2.25%, 11/15/2031	965	856
TopBuild Corp.
4.13%, 2/15/2032 (a) (d)	409	389
5.63%, 1/31/2034 (d)	1,394	1,407
Toyota Motor Credit Corp. 4.05%, 9/5/2028	78	78
TransDigm, Inc.
6.38%, 3/1/2029 (d)	4,771	4,906
6.63%, 3/1/2032 (d)	2,982	3,083
6.25%, 1/31/2034 (a) (d)	792	819
Transocean International Ltd. 8.75%, 2/15/2030 (d)	980	1,021
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (d)	625	637
TriMas Corp. 4.13%, 4/15/2029 (d)	4,505	4,392
TriNet Group, Inc. 7.13%, 8/15/2031 (d)	2,095	2,155
Trinity Industries, Inc. 7.75%, 7/15/2028 (d)	2,548	2,630
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (d) (j)	2,848	38
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (e)	350	349
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (e) (g) (h)	2,018	2,018
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	395	405
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	979	1,025

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
UDR, Inc., REIT
3.20%, 1/15/2030	36	35
3.00%, 8/15/2031	9	8
United Airlines Holdings, Inc. 5.38%, 3/1/2031	1,080	1,091
United Airlines, Inc. 4.63%, 4/15/2029 (d)	3,330	3,327
United Rentals North America, Inc.
3.88%, 2/15/2031	2,155	2,054
5.38%, 11/15/2033 (d)	1,185	1,184
6.13%, 3/15/2034 (d)	5,712	5,935
United States Steel Corp. 6.88%, 3/1/2029	211	212
Univision Communications, Inc.
8.00%, 8/15/2028 (d)	5,290	5,459
4.50%, 5/1/2029 (d)	242	231
7.38%, 6/30/2030 (d)	3,822	3,872
8.50%, 7/31/2031 (d)	87	91
9.38%, 8/1/2032 (d)	1,294	1,393
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (e) (g) (h)	8,601	8,481
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (e) (g) (h)	1,216	1,217
(SOFR + 1.88%), 6.79%, 10/26/2027 (e)	250	255
(SOFR + 1.56%), 5.38%, 1/23/2030 (e)	82	85
(SOFR + 1.02%), 2.68%, 1/27/2033 (e)	915	825
(SOFR + 1.86%), 5.68%, 1/23/2035 (e)	810	849
US Foods, Inc. 6.88%, 9/15/2028 (d)	1,140	1,176
Vail Resorts, Inc.
5.63%, 7/15/2030 (d)	1,307	1,327
6.50%, 5/15/2032 (d)	2,560	2,653
Valaris Ltd. 8.38%, 4/30/2030 (d)	848	886
Ventas Realty LP, REIT 4.00%, 3/1/2028	22	22
Venture Global Calcasieu Pass LLC
6.25%, 1/15/2030 (d)	1,125	1,153
3.88%, 11/1/2033 (d)	495	430
Venture Global LNG, Inc.
8.13%, 6/1/2028 (d)	2,520	2,580
9.50%, 2/1/2029 (d)	3,087	3,287
8.38%, 6/1/2031 (a) (d)	1,985	2,030
9.88%, 2/1/2032 (a) (d)	6,438	6,807
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (d)	1,897	1,953
6.50%, 1/15/2034 (d)	6,604	6,854
6.50%, 6/15/2034 (d)	1,338	1,386
7.75%, 5/1/2035 (d)	655	730
6.75%, 1/15/2036 (d)	2,140	2,243
VICI Properties LP, REIT 4.63%, 12/1/2029 (d)	3,583	3,584
Viking Cruises Ltd. 5.88%, 10/15/2033 (d)	2,907	2,947
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (d) (e) (g) (h)	1,472	1,494

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Vistra Operations Co. LLC
5.63%, 2/15/2027 (d)	7,615	7,620
5.00%, 7/31/2027 (d)	81	81
4.38%, 5/1/2029 (d)	866	855
7.75%, 10/15/2031 (d)	5,404	5,718
6.88%, 4/15/2032 (d)	2,023	2,126
VMware LLC 2.20%, 8/15/2031	823	733
VoltaGrid LLC 7.38%, 11/1/2030 (d)	2,811	2,847
Wabash National Corp. 4.50%, 10/15/2028 (d)	3,500	3,257
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (d)	2,220	2,334
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	3,511	3,090
5.05%, 3/15/2042	2,265	1,591
Wayfair LLC
7.25%, 10/31/2029 (d)	1,106	1,156
7.75%, 9/15/2030 (d)	3,941	4,190
6.75%, 11/15/2032 (d)	1,258	1,300
WBI Operating LLC 6.25%, 10/15/2030 (d)	2,524	2,543
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (g) (h)	8,146	8,137
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (e)	250	249
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	983	978
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (e) (g) (h)	2,541	2,706
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (e) (g) (h)	5,226	5,466
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	556	573
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	464	470
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	464	481
WESCO Distribution, Inc.
7.25%, 6/15/2028 (d)	3,055	3,092
6.38%, 3/15/2029 (d)	5,878	6,060
6.63%, 3/15/2032 (d)	3,107	3,246
6.38%, 3/15/2033 (d)	1,155	1,203
Western Midstream Operating LP 4.80%, 3/1/2031	405	405
Williams Cos., Inc. (The) 2.60%, 3/15/2031	19	17
Williams Scotsman, Inc.
6.63%, 6/15/2029 (d)	1,061	1,097
6.63%, 4/15/2030 (d)	618	640
7.38%, 10/1/2031 (d)	2,571	2,681
WMG Acquisition Corp. 3.75%, 12/1/2029 (d)	1,861	1,791
WP Carey, Inc., REIT
2.40%, 2/1/2031	33	30
2.45%, 2/1/2032	7	6
WR Grace Holdings LLC
4.88%, 6/15/2027 (d)	2,794	2,794
5.63%, 8/15/2029 (d)	2,671	2,553
6.63%, 8/15/2032 (d)	1,727	1,717
7.00%, 8/1/2033 (d)	706	707

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
WULF Compute LLC 7.75%, 10/15/2030 (d)	5,123	5,343
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (d)	6,205	6,223
7.13%, 2/15/2031 (d)	880	948
6.25%, 3/15/2033 (a) (d)	2,903	2,958
Xerox Corp. 10.25%, 10/15/2030 (a) (d)	1,285	1,059
Xerox Holdings Corp.
5.50%, 8/15/2028 (a) (d)	100	44
8.88%, 11/30/2029 (a) (d)	2,419	888
XPO, Inc.
6.25%, 6/1/2028 (d)	1,845	1,877
7.13%, 2/1/2032 (d)	1,560	1,640
Yum! Brands, Inc.
4.63%, 1/31/2032	2,997	2,930
5.38%, 4/1/2032	59	60
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	720	650
		2,217,849
Uzbekistan — 0.1%
Jscb Agrobank 9.25%, 10/2/2029 (d)	700	767
Navoi Mining & Metallurgical Combinat 6.95%, 10/17/2031 (d)	940	1,005
Navoiyuran State Enterprise 6.70%, 7/2/2030 (d)	1,400	1,428
Uzbekneftegaz JSC 4.75%, 11/16/2028 (d)	1,350	1,311
		4,511
Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (b) (m)	620	626
6.00%, 11/15/2026 (b) (m)	3,705	1,124
5.38%, 4/12/2027 (b) (m)	17,960	5,352
5.50%, 4/12/2037 (b) (m)	4,450	1,332
		8,434
Total Corporate Bonds (Cost $2,662,509)		2,698,150
	SHARES (000)
Exchange-Traded Funds — 10.1%
United States — 10.1%
JPMorgan Income ETF (n)	514	23,906
JPMorgan Nasdaq Equity Premium Income ETF (n)	14,247	846,682
Total Exchange-Traded Funds (Cost $764,913)		870,588

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — 5.7%
Canada — 0.5%
Royal Bank of Canada, ELN, 11.00%, 2/6/2026 (b)	12	4,262
Royal Bank of Canada, ELN, 11.00%, 2/6/2026 (b)	105	20,154
Royal Bank of Canada, ELN, 13.00%, 2/20/2026 (b)	56	6,613
Toronto-Dominion Bank (The), ELN, 15.00%, 2/13/2026 (b)	62	4,433
Toronto-Dominion Bank (The), ELN, 25.00%, 2/27/2026 (b)	68	4,469
Toronto-Dominion Bank (The), ELN, 27.30%, 2/27/2026 (b)	20	4,999
		44,930
France — 0.9%
BNP Paribas Issuance BV, ELN, 11.20%, 2/27/2026 (b)	30	4,490
BNP Paribas Issuance BV, ELN, 5.30%, 2/27/2026 (b)	46	5,548
BNP Paribas Issuance BV, ELN, 5.90%, 2/6/2026 (b)	27	5,205
BNP Paribas Issuance BV, ELN, 9.20%, 2/20/2026 (b)	26	4,975
Societe Generale SA, ELN, 12.50%, 2/6/2026 (b)	20	3,809
Societe Generale SA, ELN, 14.00%, 2/6/2026 (b)	3	4,293
Societe Generale SA, ELN, 15.00%, 2/20/2026 (b)	20	5,939
Societe Generale SA, ELN, 16.70%, 2/13/2026 (b)	18	4,595
Societe Generale SA, ELN, 16.80%, 2/20/2026 (b)	23	4,798
Societe Generale SA, ELN, 19.00%, 2/20/2026 (b)	38	4,401
Societe Generale SA, ELN, 19.40%, 2/27/2026 (b)	19	4,490
Societe Generale SA, ELN, 20.10%, 2/27/2026 (b)	177	3,942
Societe Generale SA, ELN, 7.30%, 2/6/2026 (b)	33	6,270
Societe Generale SA, ELN, 8.00%, 2/20/2026 (b)	294	5,188
Societe Generale SA, ELN, 8.30%, 2/27/2026 (b)	7	5,932
		73,875
Japan — 0.1%
Mizuho Markets Cayman LP, ELN, 15.60%, 2/13/2026 (b)	27	4,776
Mizuho Markets Cayman LP, ELN, 16.20%, 2/27/2026 (b)	14	3,852
		8,628
United Kingdom — 0.8%
Barclays Bank plc, ELN, 11.20%, 2/27/2026 (b)	59	19,764
Barclays Bank plc, ELN, 12.20%, 2/20/2026 (b)	34	4,091
Barclays Bank plc, ELN, 13.50%, 2/27/2026 (b)	11	7,792
Barclays Bank plc, ELN, 14.30%, 2/13/2026 (b)	37	4,760
Barclays Bank plc, ELN, 14.30%, 2/13/2026 (b)	58	5,774
Barclays Bank plc, ELN, 14.30%, 2/13/2026 (b)	33	3,937
Barclays Bank plc, ELN, 15.60%, 2/13/2026 (b)	90	2,637
Barclays Bank plc, ELN, 7.30%, 2/13/2026 (b)	15	5,237
Barclays Bank plc, ELN, 7.50%, 2/27/2026 (b)	15	7,619
Barclays Bank plc, ELN, 8.50%, 2/20/2026 (b)	20	4,408
Barclays Bank plc, ELN, 9.70%, 2/13/2026 (b)	27	4,827
		70,846
United States — 3.4%
Citigroup Global Markets Holdings, Inc., ELN, 12.50%, 2/20/2026 (b)	34	4,318
Citigroup Global Markets Holdings, Inc., ELN, 16.30%, 2/27/2026 (b)	50	3,007
Citigroup Global Markets Holdings, Inc., ELN, 18.00%, 2/6/2026 (b)	28	5,038

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Goldman Sachs International, ELN, 10.50%, 2/20/2026 (b)	18	18,825
Goldman Sachs International, ELN, 12.30%, 2/6/2026 (b)	12	5,536
Goldman Sachs International, ELN, 13.30%, 2/13/2026 (b)	43	7,951
Goldman Sachs International, ELN, 13.90%, 2/6/2026 (b)	38	4,280
Goldman Sachs International, ELN, 16.80%, 2/13/2026 (b)	48	11,355
Goldman Sachs International, ELN, 5.70%, 2/6/2026 (b)	64	5,131
Goldman Sachs International, ELN, 9.70%, 2/6/2026 (b)	38	3,476
Morgan Stanley Finance LLC, ELN, 10.00%, 2/6/2026 (b)	14	6,093
Morgan Stanley Finance LLC, ELN, 10.20%, 2/13/2026 (b)	20	4,052
Morgan Stanley Finance LLC, ELN, 10.70%, 2/13/2026 (b)	18	4,327
Morgan Stanley Finance LLC, ELN, 11.00%, 2/13/2026 (b)	38	9,100
Morgan Stanley Finance LLC, ELN, 11.00%, 2/20/2026 (b)	10	9,008
Morgan Stanley Finance LLC, ELN, 11.30%, 2/6/2026 (b)	20	4,055
Morgan Stanley Finance LLC, ELN, 11.50%, 2/27/2026 (b)	20	3,962
Morgan Stanley Finance LLC, ELN, 11.90%, 2/13/2026 (b)	12	4,021
Morgan Stanley Finance LLC, ELN, 12.40%, 2/27/2026 (b)	40	4,057
Morgan Stanley Finance LLC, ELN, 12.50%, 2/20/2026 (b)	65	5,170
Morgan Stanley Finance LLC, ELN, 12.80%, 2/27/2026 (b)	69	3,810
Morgan Stanley Finance LLC, ELN, 12.80%, 2/6/2026 (b)	52	3,203
Morgan Stanley Finance LLC, ELN, 12.80%, 2/6/2026 (b)	64	4,432
Morgan Stanley Finance LLC, ELN, 12.90%, 2/20/2026 (b)	71	8,226
Morgan Stanley Finance LLC, ELN, 13.00%, 2/20/2026 (b)	5	6,835
Morgan Stanley Finance LLC, ELN, 13.00%, 2/6/2026 (b)	51	7,405
Morgan Stanley Finance LLC, ELN, 13.20%, 2/13/2026 (b)	71	4,378
Morgan Stanley Finance LLC, ELN, 13.30%, 2/20/2026 (b)	18	4,125
Morgan Stanley Finance LLC, ELN, 13.50%, 2/13/2026 (b)	8	2,745
Morgan Stanley Finance LLC, ELN, 13.50%, 2/20/2026 (b)	12	4,914
Morgan Stanley Finance LLC, ELN, 13.60%, 2/20/2026 (b)	11	5,545
Morgan Stanley Finance LLC, ELN, 14.00%, 2/13/2026 (b)	10	4,999
Morgan Stanley Finance LLC, ELN, 14.40%, 2/13/2026 (b)	24	3,225
Morgan Stanley Finance LLC, ELN, 14.70%, 2/20/2026 (b)	30	4,571
Morgan Stanley Finance LLC, ELN, 14.90%, 2/6/2026 (b)	80	3,328
Morgan Stanley Finance LLC, ELN, 16.80%, 2/13/2026 (b)	12	3,328
Morgan Stanley Finance LLC, ELN, 16.80%, 2/6/2026 (b)	30	5,545
Morgan Stanley Finance LLC, ELN, 17.80%, 2/27/2026 (b)	4	4,804
Morgan Stanley Finance LLC, ELN, 18.00%, 2/13/2026 (b)	248	3,147
Morgan Stanley Finance LLC, ELN, 18.80%, 2/27/2026 (b)	4	4,449
Morgan Stanley Finance LLC, ELN, 18.80%, 2/6/2026 (b)	15	3,929
Morgan Stanley Finance LLC, ELN, 8.50%, 2/13/2026 (b)	203	4,102
Morgan Stanley Finance LLC, ELN, 8.50%, 2/20/2026 (b)	12	4,391
Morgan Stanley Finance LLC, ELN, 9.20%, 2/13/2026 (b)	31	9,631
Morgan Stanley Finance LLC, ELN, 9.90%, 2/6/2026 (b)	34	4,401
Wells Fargo Bank NA, ELN, 10.00%, 2/27/2026 (b)	140	11,688
Wells Fargo Bank NA, ELN, 14.10%, 2/6/2026 (b)	7	3,932
Wells Fargo Bank NA, ELN, 16.00%, 2/20/2026 (b)	37	8,587
Wells Fargo Bank NA, ELN, 17.80%, 2/27/2026 (b)	163	7,478
Wells Fargo Bank NA, ELN, 31.30%, 2/6/2026 (b)	11	4,221

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Wells Fargo Bank NA, ELN, 7.30%, 2/6/2026 (b)	18	5,248
Wells Fargo Bank NA, ELN, 9.60%, 2/27/2026 (b)	70	7,322
		290,706
Total Equity Linked Notes (Cost $497,580)		488,985
Commercial Mortgage-Backed Securities — 4.4%
United States — 4.4%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (d)	2,500	1,949
Series 2019-BN16, Class F, 3.67%, 2/15/2052 (d) (l)	2,000	734
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (d)	2,000	1,149
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (d)	4,000	3,161
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (d) (l)	2,500	1,767
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (d) (l)	8,500	7,512
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (d)	1,534	869
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (l)	7,500	5,547
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (d)	1,000	780
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (d)	1,000	797
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (l)	6,000	5,341
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (d)	1,350	999
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (d)	3,000	2,236
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.55%, 2/15/2050 (d) (l)	2,887	2,087
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (d)	975	581
Series 2019-B9, Class F, 3.74%, 3/15/2052 (d) (l)	6,590	2,879
Series 2019-B11, Class D, 3.00%, 5/15/2052 (d)	4,000	2,188
Series 2019-B11, Class C, 3.75%, 5/15/2052 (l)	13,959	11,119
Series 2020-B21, Class E, 2.00%, 12/17/2053 (d)	2,500	1,331
Series 2026-V20, Class XA, IO, 2.00%, 2/15/2059 ‡ (k) (l)	13,000	701
Series 2019-B14, Class E, 2.50%, 12/15/2062 (d)	1,415	489
Series 2019-B15, Class E, 2.75%, 12/15/2072 (d)	4,391	2,520
BMO Frn , 1.13%, 2/15/2059 ‡ (k)	1,170	96
BX Mortgage Trust Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (d) (l)	475	479
CD Mortgage Trust
Series 2016-CD2, Class C, 3.97%, 11/10/2049 (l)	750	436
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	3,800	3,711
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (d)	1,000	879
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (d)	1,831	1,697
Series 2017-CD6, Class C, 4.27%, 11/13/2050 (l)	1,371	1,290
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (d) (l)	2,000	1,676
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (d)	1,790	1,051
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.16%, 11/10/2049 (d) (l)	1,000	849
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (d) (l)	1,500	1,072
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.38%, 2/10/2048 (d) (l)	1,600	1,578
Series 2015-GC29, Class C, 3.97%, 4/10/2048 (l)	2,000	1,818

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2015-P1, Class D, 3.23%, 9/15/2048 (d)	43	42
Series 2016-C1, Class D, 4.94%, 5/10/2049 (d) (l)	4,975	4,774
Series 2016-C2, Class D, 3.25%, 8/10/2049 (d) (l)	1,000	955
Series 2016-P6, Class D, 3.25%, 12/10/2049 (d)	1,325	974
Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	910	864
Series 2017-P7, Class C, 4.40%, 4/14/2050 (l)	3,295	2,818
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (d)	4,500	2,453
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (d) (l)	2,500	2,394
Commercial Mortgage Trust
Series 2014-CR15, Class C, 3.93%, 2/10/2047 (l)	989	953
Series 2014-LC15, Class D, 4.81%, 4/10/2047 (d) (l)	451	443
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (d)	4,100	2,706
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (d)	9	9
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (d)	2,500	1,438
Series 2015-CR22, Class D, 3.70%, 3/10/2048 (d) (l)	1,000	790
Series 2015-LC21, Class D, 4.24%, 7/10/2048 (l)	450	405
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (l)	2,134	1,985
Series 2015-CR25, Class D, 3.47%, 8/10/2048 (l)	1,333	1,286
Series 2015-CR26, Class D, 3.61%, 10/10/2048 (l)	2,500	2,029
Series 2015-CR27, Class D, 3.62%, 10/10/2048 (d) (l)	500	435
Series 2015-LC23, Class D, 3.68%, 10/10/2048 (d) (l)	2,750	2,362
Series 2015-LC23, Class E, 3.68%, 10/10/2048 (d) (l)	1,500	1,215
Series 2016-CR28, Class D, 3.83%, 2/10/2049 (l)	1,350	1,164
Series 2016-CR28, Class C, 4.58%, 2/10/2049 (l)	2,000	1,900
Series 2018-COR3, Class D, 2.84%, 5/10/2051 (d) (l)	2,000	812
CSAIL Commercial Mortgage Trust Series 2018-C14, Class D, 4.88%, 11/15/2051 (d) (l)	2,973	2,209
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (d) (l)	3,570	2,318
Series 2016-C3, Class E, 4.23%, 8/10/2049 (d) (l)	1,250	537
FHLMC
Series 2025-MN11, Class M1, 5.35%, 7/25/2045 (d) (l)	2,699	2,698
Series 2025-MN11, Class M2, 6.35%, 7/25/2045 (d) (l)	3,772	3,721
FHLMC MSCR Trust
Series 2021-MN2, Class B1, 9.20%, 7/25/2041 (d) (l)	2,000	2,000
Series 2025-MN10, Class M2, 6.55%, 2/25/2045 (d) (l)	2,500	2,526
Series 2025-MN11, Class B1, 8.10%, 7/25/2045 (d) (l)	1,660	1,660
Series 2021-MN1, Class M1, 5.70%, 1/25/2051 (d) (l)	112	112
Series 2021-MN1, Class M2, 7.45%, 1/25/2051 (d) (l)	10,750	11,163
Series 2021-MN1, Class B1, 11.45%, 1/25/2051 (d) (l)	2,650	2,936
Series 2021-MN3, Class M1, 6.00%, 11/25/2051 (d) (l)	854	855
FHLMC, Multi-Class Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	857
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN5, Class B1, 13.20%, 11/25/2042 (d) (l)	8,302	9,446
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.23%, 7/25/2026 (l)	11,615	32
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (l)	6,480	70
Series K084, Class X3, IO, 2.24%, 11/25/2028 (l)	6,000	336
Series K090, Class X3, IO, 2.31%, 10/25/2029 (l)	1,750	120

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series Q012, Class X, IO, 3.94%, 9/25/2035 (l)	17,879	2,630
Series K060, Class X3, IO, 1.90%, 12/25/2044 (l)	1,000	14
Series K061, Class X3, IO, 1.96%, 12/25/2044 (l)	1,528	25
Series K087, Class X3, IO, 2.27%, 1/25/2046 (l)	17,957	1,055
Series K089, Class X3, IO, 2.30%, 1/25/2046 (l)	22,283	1,432
Series K102, Class X3, IO, 1.89%, 12/25/2046 (l)	1,180	74
Series K088, Class X3, IO, 2.35%, 2/25/2047 (l)	10,130	655
Series K093, Class X3, IO, 2.21%, 5/25/2047 (l)	15,000	983
Series K116, Class X3, IO, 3.02%, 9/25/2047 (l)	10,500	1,216
Series K108, Class X3, IO, 3.49%, 4/25/2048 (l)	16,575	1,999
FNMA ACES
Series 2019-M11, Class X1, IO, 1.16%, 6/25/2029 (l)	4,068	101
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (l)	82,080	3,905
Series 2020-M37, Class X, IO, 0.98%, 4/25/2032 (l)	22,870	762
FREMF Mortgage Trust
Series 2019-KF62, Class B, 5.95%, 4/25/2026 (d) (l)	489	487
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (d) (l)	186	177
Series 2017-KF33, Class B, 6.45%, 6/25/2027 (d) (l)	566	548
Series 2017-KF40, Class B, 6.60%, 11/25/2027 (d) (l)	978	942
Series 2018-KF43, Class B, 6.05%, 1/25/2028 (d) (l)	1,288	1,252
Series 21K-F116, Class CS, 10.19%, 6/25/2028 (d) (l)	4,788	4,764
Series 2018-KF50, Class B, 5.80%, 7/25/2028 (d) (l)	293	282
Series 2019-KG01, Class B, 4.28%, 4/25/2029 (d) (l)	4,765	4,383
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (d)	249,810	566
Series 2019-KW09, Class C, PO, 6/25/2029 (d)	24,011	18,242
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (d)	32,681	90
Series 2022-KF132, Class CS, 10.19%, 2/25/2032 (d) (l)	7,403	6,872
Series 2023-KF149, Class CS, 9.94%, 12/25/2032 (d) (l)	6,833	6,967
Series 2017-K724, Class D, PO, 12/25/2049 (d)	723	686
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (d)	723	1
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (l)	3,913	—
Series 2025-138, Class A, 4.75%, 5/16/2056	766	761
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (l)	5,496	271
Series 2021-169, IO, 1.11%, 6/16/2061 (l)	10,549	854
Series 2020-2, IO, 0.59%, 3/16/2062 (l)	6,098	258
Series 2020-94, IO, 0.97%, 3/16/2062 (l)	3,659	247
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (l)	3,175	255
Series 2020-169, IO, 0.85%, 7/16/2062 (l)	16,196	1,004
Series 2021-33, IO, 0.84%, 10/16/2062 (l)	7,871	497
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (l)	1,688	134
Series 2021-48, Class FT, 4.00%, 12/16/2062 (l)	1,168	1,047
Series 2020-145, IO, 0.73%, 3/16/2063 (l)	52,448	2,717
Series 2022-41, IO, 0.75%, 4/16/2063 (l)	12,511	644
Series 2024-32, IO, 0.70%, 6/16/2063 (l)	49,666	2,577
Series 2021-195, Class IX, IO, 1.21%, 8/16/2063 (l)	11,031	990
Series 2025-78, IO, 1.00%, 11/16/2063 (l)	74,769	5,493

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (l)	14,325	590
Series 2025-206, IO, 0.80%, 4/16/2064 (l)	11,913	723
Series 2023-28, IO, 0.86%, 2/16/2065 (l)	18,098	1,183
Series 2025-21, IO, 0.95%, 4/16/2065 (l)	24,983	1,757
Series 2025-42, IO, 0.54%, 11/16/2065 (l)	22,568	1,087
Series 2025-112, IO, 0.57%, 3/16/2066 (l)	18,191	933
Series 2025-202, IO, 0.72%, 9/16/2067 (l)	7,131	521
Series 2025-183, IO, 0.73%, 10/16/2067 (l)	7,375	522
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	5,513	313
GS Mortgage Securities Trust
Series 2015-GC28, Class D, 4.57%, 2/10/2048 (d) (l)	1,053	1,008
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (d)	2,750	2,393
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (d) (l)	2,900	371
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (d)	1,750	1,209
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	697
Series 2017-GS6, Class C, 4.32%, 5/10/2050 (l)	4,330	3,279
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (d)	3,800	2,723
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (d)	2,250	1,453
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (d) (l)	2,824	2,270
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (d) (l)	3,400	3,493
Series 2025-200P, Class B, 5.44%, 3/14/2047 (d) (l)	1,400	1,417
Series 2025-200P, Class C, 5.73%, 3/14/2047 (d) (l)	1,700	1,720
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (d)	2,000	1,063
Series 2014-C26, Class C, 4.11%, 1/15/2048 (l)	1,926	1,833
Series 2015-C33, Class C, 4.79%, 12/15/2048 (l)	8,000	7,631
Series 2016-C1, Class D2, 4.15%, 3/17/2049 (d) (l)	1,465	1,215
Series 2016-C1, Class C, 4.65%, 3/17/2049 (l)	5,000	4,825
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.50%, 3/15/2050 (d) (l)	7,577	6,314
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.02%, 12/15/2049 (d) (l)	2,514	1,739
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.43%, 8/15/2049 (d) (l)	4,500	3,280
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (d)	1,500	1,309
Series 2014-C19, Class D, 3.25%, 12/15/2047 (d)	1,866	1,833
Series 2016-C31, Class C, 4.24%, 11/15/2049 (l)	1,440	1,336
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (d) (l)	730	599
Series 2018-L1, Class E, 3.00%, 10/15/2051 (d)	5,486	4,382
Series 2019-L2, Class D, 3.00%, 3/15/2052 (d)	7,075	5,615
Series 2019-L2, Class E, 3.00%, 3/15/2052 (d)	2,575	1,924
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (d)	10,000	6,750
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (d)	4,000	2,169
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (d)	17,000	8,361
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.06%, 10/25/2049 (d) (l)	3,504	3,559

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2020-01, Class M10, 7.56%, 3/25/2050 (d) (l)	7,958	8,078
Series 2024-01, Class M10, 7.55%, 7/25/2054 (d) (l)	5,000	5,138
Series 2025-01, Class M1, 6.10%, 5/25/2055 (d) (l)	3,398	3,448
Series 2025-01, Class M2, 6.80%, 5/25/2055 (d) (l)	2,510	2,504
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (d) (l)	5,000	3,780
ROCK Trust Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (d)	8,925	9,488
VASA Trust Series 2021-VASA, Class G, 8.80%, 7/15/2039 (d) (l)	1,360	975
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (d) (l)	985	968
Series 2018-2, Class M2, 4.51%, 10/26/2048 (d) (l)	101	97
Series 2018-2, Class M3, 4.72%, 10/26/2048 (d) (l)	147	138
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 7.55%, 2/15/2040 (d) (l)	1,600	1,597
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (d) (l)	1,500	1,339
Series 2015-C28, Class D, 4.14%, 5/15/2048 (l)	3,515	3,374
Series 2016-C35, Class D, 3.14%, 7/15/2048 (d)	5,000	4,750
Series 2017-C38, Class D, 3.00%, 7/15/2050 (d)	1,700	1,336
Series 2018-C43, Class D, 3.00%, 3/15/2051 (d)	1,250	1,048
Series 2018-C44, Class D, 3.00%, 5/15/2051 (d)	1,517	1,105
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (l)	5,797	249
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (d)	1,700	1,508
Series 2014-C22, Class D, 3.78%, 9/15/2057 (d) (l)	5,505	2,074
Total Commercial Mortgage-Backed Securities (Cost $415,151)		379,422
Foreign Government Securities — 3.6%
Angola — 0.1%
Republic of Angola
8.25%, 5/9/2028 (b)	1,400	1,408
8.00%, 11/26/2029 (a) (d)	1,550	1,521
8.00%, 11/26/2029 (b)	380	373
9.24%, 1/15/2031 (d)	1,900	1,917
8.75%, 4/14/2032 (b)	1,670	1,628
9.88%, 10/15/2035 (d)	1,600	1,602
9.13%, 11/26/2049 (b)	2,090	1,807
		10,256
Argentina — 0.4%
Argentine Republic
1.00%, 7/9/2029 (a)	2,650	2,338
0.75%, 7/9/2030 (i)	4,097	3,474
0.76%, 7/9/2030 (i)	3,980	2,343
4.12%, 7/9/2035 (i)	13,576	10,535
5.00%, 1/9/2038 (i)	8,291	6,674
3.50%, 7/9/2041 (i)	5,045	3,658

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Argentina—continued
4.12%, 7/9/2046 (i)	5,423	3,983
Provincia de Cordoba 8.60%, 2/3/2035 (d)	1,991	1,955
		34,960
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (d)	937	1,048
Bahrain — 0.1%
Kingdom of Bahrain
6.75%, 9/20/2029 (b)	200	205
5.45%, 9/16/2032 (d)	481	456
6.63%, 10/6/2037 (d)	2,250	2,171
7.50%, 9/20/2047 (b)	1,590	1,580
		4,412
Barbados — 0.0% ^
Barbados Government Bond 8.00%, 6/26/2035 (d)	1,931	2,068
Benin — 0.0% ^
Benin Government Bond
7.96%, 2/13/2038 (d)	1,332	1,393
7.96%, 2/13/2038 (b)	1,000	1,045
8.38%, 1/23/2041 (d)	747	790
		3,228
Bolivia, Plurinational State of — 0.0% ^
Plurinational State of Bolivia 4.50%, 3/20/2028 (b)	1,700	1,602
Brazil — 0.0% ^
Federative Republic of Brazil
5.00%, 1/27/2045	1,230	985
4.75%, 1/14/2050	620	456
7.13%, 5/13/2054	1,155	1,153
		2,594
Cameroon — 0.0% ^
Republic of Cameroon 9.50%, 7/31/2031 (b)	2,300	2,304
Colombia — 0.2%
Republic of Colombia
6.13%, 1/21/2031	959	958
3.13%, 4/15/2031	800	695
8.00%, 4/20/2033	2,950	3,174
7.38%, 9/18/2037	1,000	1,022
6.13%, 1/18/2041	950	842
5.00%, 6/15/2045	1,990	1,469
5.20%, 5/15/2049	420	310
8.75%, 11/14/2053	2,502	2,750
8.38%, 11/7/2054 (a)	3,590	3,794
		15,014

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Costa Rica — 0.0% ^
Republic of Costa Rica 7.30%, 11/13/2054 (d)	819	913
Dominican Republic — 0.2%
Dominican Republic Government Bond
7.05%, 2/3/2031 (d)	1,330	1,426
4.88%, 9/23/2032 (d)	1,090	1,044
4.88%, 9/23/2032 (b)	800	766
5.88%, 10/28/2035 (d)	3,980	3,972
7.45%, 4/30/2044 (b)	1,580	1,741
6.85%, 1/27/2045 (b)	500	519
6.50%, 2/15/2048 (b)	1,950	1,950
6.40%, 6/5/2049 (b)	1,050	1,040
7.15%, 2/24/2055 (b)	2,000	2,138
5.88%, 1/30/2060 (d)	880	783
5.88%, 1/30/2060 (b)	620	552
		15,931
Ecuador — 0.3%
Republic of Ecuador
6.90%, 7/31/2030 (b) (i)	1,350	1,342
8.75%, 1/29/2034 (d)	1,766	1,785
6.90%, 7/31/2035 (b) (i)	2,666	2,439
9.25%, 1/29/2039 (d)	8,822	9,065
5.00%, 7/31/2040 (b) (i)	9,412	7,774
		22,405
Egypt — 0.3%
Arab Republic of Egypt
5.88%, 2/16/2031 (b)	5,950	5,789
7.05%, 1/15/2032 (d)	880	891
7.05%, 1/15/2032 (b)	4,450	4,506
7.63%, 5/29/2032 (b)	1,300	1,345
9.45%, 2/4/2033 (d)	1,175	1,322
7.30%, 9/30/2033 (b)	900	904
8.70%, 3/1/2049 (b)	5,470	5,350
8.70%, 3/1/2049 (d)	1,520	1,487
8.88%, 5/29/2050 (b)	4,050	3,996
		25,590
El Salvador — 0.1%
Republic of El Salvador
8.63%, 2/28/2029 (b)	1,119	1,198
9.25%, 4/17/2030 (d)	1,395	1,513
9.25%, 4/17/2030 (b)	620	673
9.50%, 7/15/2052 (b)	1,250	1,420
9.65%, 11/21/2054 (d)	1,628	1,858
		6,662
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)	1,350	1,321

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Gabon — 0.0% ^
Gabonese Republic
9.50%, 2/18/2029 (b)	900	845
6.63%, 2/6/2031 (b)	2,035	1,723
		2,568
Ghana — 0.1%
Republic of Ghana
Zero Coupon, 7/3/2026 (d)	45	44
5.00%, 7/3/2029 (d) (i)	1,604	1,568
5.00%, 7/3/2035 (d) (i)	3,410	3,103
5.00%, 7/3/2035 (b) (i)	3,600	3,276
		7,991
Honduras — 0.1%
Republic of Honduras
6.25%, 1/19/2027 (b)	1,050	1,061
8.63%, 11/27/2034 (a) (d)	1,190	1,370
8.63%, 11/27/2034 (b)	1,600	1,842
		4,273
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	1,244	1,239
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (b)	820	875
6.13%, 6/15/2033 (b)	5,240	5,170
8.08%, 4/1/2036 (d)	1,383	1,476
8.25%, 1/30/2037 (a) (d)	532	572
		8,093
Jordan — 0.1%
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (b)	900	938
7.50%, 1/13/2029 (b)	800	838
5.85%, 7/7/2030 (b)	400	401
5.85%, 7/7/2030 (d)	1,810	1,815
5.75%, 11/12/2032 (d)	3,075	3,011
7.38%, 10/10/2047 (b)	2,770	2,742
		9,745
Kenya — 0.1%
Republic of Kenya
9.75%, 2/16/2031 (d)	1,646	1,820
7.88%, 10/9/2033 (d)	1,890	1,900
9.50%, 3/5/2036 (d)	2,316	2,476
8.80%, 10/9/2038 (d)	3,328	3,371
		9,567
Kyrgyzstan — 0.0% ^
Kyrgyz Republic International Bond 7.75%, 6/3/2030 (d)	1,960	2,033

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Lebanon — 0.1%
Lebanese Republic
6.65%, 4/22/2024 (b) (m)	4,485	1,297
6.60%, 11/27/2026 (b) (m)	9,774	2,825
6.85%, 3/23/2027 (b) (m)	6,644	1,922
6.65%, 11/3/2028 (b) (m)	7,135	2,063
6.65%, 2/26/2030 (b) (m)	5,340	1,550
		9,657
Mexico — 0.0% ^
United Mexican States 6.13%, 2/9/2038	1,135	1,133
Mongolia — 0.0% ^
State of Mongolia 4.45%, 7/7/2031 (b)	800	748
Montenegro — 0.0% ^
Republic of Montenegro 7.25%, 3/12/2031 (b)	700	744
Mozambique — 0.0% ^
Republic of Mozambique 9.00%, 9/15/2031 (b) (i)	700	606
Nigeria — 0.2%
Federal Republic of Nigeria
6.50%, 11/28/2027 (d)	1,220	1,236
8.38%, 3/24/2029 (b)	1,300	1,383
8.75%, 1/21/2031 (b)	780	849
9.63%, 6/9/2031 (b)	400	453
7.38%, 9/28/2033 (b)	1,620	1,636
10.38%, 12/9/2034 (b)	1,300	1,535
8.63%, 1/13/2036 (b)	1,500	1,603
9.13%, 1/13/2046 (d)	2,490	2,671
7.63%, 11/28/2047 (b)	1,200	1,122
7.63%, 11/28/2047 (d)	1,290	1,206
8.25%, 9/28/2051 (b)	2,000	1,958
		15,652
Pakistan — 0.1%
Islamic Republic of Pakistan
6.00%, 4/8/2026 (b)	3,200	3,197
7.38%, 4/8/2031 (d)	554	558
7.38%, 4/8/2031 (b)	1,350	1,359
8.88%, 4/8/2051 (b)	2,567	2,577
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (b)	634	617
		8,308
Paraguay — 0.1%
Republic of Paraguay
6.10%, 8/11/2044 (b)	1,730	1,768
5.40%, 3/30/2050 (d)	950	877
5.40%, 3/30/2050 (b)	2,100	1,938
6.65%, 3/4/2055 (d)	1,016	1,089
		5,672

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000	932
Senegal — 0.1%
Republic of Senegal
7.75%, 6/10/2031 (b)	4,750	2,863
6.25%, 5/23/2033 (b)	2,600	1,494
6.75%, 3/13/2048 (b)	1,200	641
		4,998
South Africa — 0.2%
Republic of South Africa
7.10%, 11/19/2036 (d)	625	663
7.10%, 11/19/2036 (b)	3,600	3,820
6.13%, 12/11/2037 (d)	515	500
5.00%, 10/12/2046	700	532
6.30%, 6/22/2048	2,700	2,421
5.75%, 9/30/2049	2,170	1,783
7.30%, 4/20/2052	600	592
7.95%, 11/19/2054 (d)	2,514	2,635
7.25%, 12/11/2055 (d)	1,034	1,004
		13,950
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (d)	1,237	1,208
3.35%, 3/15/2033 (d) (i)	1,366	1,253
3.60%, 6/15/2035 (d) (i)	1,800	1,470
3.60%, 6/15/2035 (b) (i)	2,100	1,715
		5,646
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (d)	1,975	2,048
8.50%, 11/6/2035 (d)	2,625	2,828
		4,876
Turkey — 0.1%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (d)	3,146	3,447
Republic of Turkiye (The)
9.13%, 7/13/2030	900	1,020
9.38%, 1/19/2033	1,618	1,879
7.63%, 5/15/2034	1,300	1,381
6.00%, 1/14/2041	1,040	921
4.88%, 4/16/2043	1,120	841
5.75%, 5/11/2047	620	498
		9,987
Ukraine — 0.2%
Ukraine Government Bond
4.50%, 2/1/2029 (b) (i)	1,945	1,509

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ukraine—continued
4.00%, 2/1/2032 (d) (i)	2,961	2,354
0.00%, 2/1/2034 (d) (i)	2,700	1,316
4.50%, 2/1/2034 (b) (i)	4,530	2,845
0.00%, 2/1/2035 (b) (i)	5,570	3,142
4.50%, 2/1/2035 (d) (i)	2,450	1,509
0.00%, 2/1/2036 (b) (i)	7,020	3,921
4.50%, 2/1/2036 (b) (i)	3,385	2,055
		18,651
Venezuela, Bolivarian Republic of — 0.1%
Bolivarian Republic of Venezuela
7.65%, 4/21/2025 (b) (m)	6,030	2,177
11.75%, 10/21/2026 (b) (m)	6,920	3,014
9.25%, 5/7/2028 (b) (m)	700	283
11.95%, 8/5/2031 (b) (m)	3,660	1,599
		7,073
Zambia — 0.0% ^
Republic of Zambia
5.75%, 6/30/2033 (d) (i)	1,141	1,116
0.50%, 12/31/2053 (b)	1,900	1,364
0.50%, 12/31/2053 (a) (d)	1,084	778
		3,258
Total Foreign Government Securities (Cost $287,653)		307,708
Collateralized Mortgage Obligations — 3.4%
United States — 3.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.50%, 2/25/2035 (l)	31	30
Series 2005-2, Class 3A1, 6.74%, 6/25/2035 (l)	231	230
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	5	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	2	2
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	9	8
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	4	3
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	7	7
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	13	13
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	233	217
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	277	258
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	880	873
Series 2005-J2, Class 1A5, 4.29%, 4/25/2035 (l)	2,784	2,144
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,601	1,358
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	192	163
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	643	555
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	354	263
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,575	1,230

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	74	58
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	805	649
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	267	237
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	676	600
Series 2005-J14, Class A3, 5.50%, 12/25/2035	191	112
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,007	590
Series 2005-J14, Class A8, 5.50%, 12/25/2035	841	493
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	255	140
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	81	54
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	430	321
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,062	554
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	382	210
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	185	92
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,075	979
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	132	68
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	131	59
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 4.33%, 3/25/2037 (l)	3,893	1,349
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (d) (l)	6,250	5,902
Series 2019-6, Class B3, 5.96%, 11/25/2059 (d) (l)	1,285	1,169
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	243	216
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	304	283
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	568	537
Series 2006-5, Class CB7, 6.00%, 6/25/2046	180	158
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	49	40
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	881	714
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	21	20
Series 2006-A, Class 1A1, 5.71%, 2/20/2036 (l)	213	203
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	128	114
Series 2007-5, Class 4A1, 4.16%, 7/25/2037 (l)	1,686	1,177
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.53%, 2/25/2034 (l)	144	142
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	82	68
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 4.11%, 2/25/2034 (l)	86	82
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 4.46%, 10/25/2034 (l)	174	157
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1, 7.30%, 6/25/2063 (d) (l)	1,263	1,270
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	426
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	312
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	182	93
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	64	37
Series 2004-25, Class 2A1, 4.47%, 2/25/2035 (l)	1,410	1,326
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	909	520

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-31, Class 2A1, 4.35%, 1/25/2036 (l)	415	375
Series 2005-30, Class A5, 5.50%, 1/25/2036	101	59
Series 2006-HYB1, Class 2A2C, 4.47%, 3/20/2036 (l)	1,037	982
Series 2006-HYB2, Class 2A1B, 4.52%, 4/20/2036 (l)	340	313
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	61	27
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	941	351
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	121
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,586	803
Series 2007-2, Class A2, 6.00%, 3/25/2037	95	39
Series 2007-3, Class A18, 6.00%, 4/25/2037	772	344
Series 2007-10, Class A4, 5.50%, 7/25/2037	98	38
Series 2007-13, Class A4, 6.00%, 8/25/2037	207	91
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,807	723
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	414	127
Series 2006-OA5, Class 2A1, 4.19%, 4/25/2046 (l)	1,352	1,194
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (d)	107	107
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (d)	173	174
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (d)	360	359
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (d) (m)	116	117
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (d) (m)	150	150
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (d)	216	219
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (d)	259	268
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (d)	266	276
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (d)	284	295
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (d) (m)	283	283
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	290	254
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	57	40
Series 2006-AR3, Class 1A1A, 5.66%, 6/25/2036 (l)	725	683
Series 2006-AR5, Class 1A5A, 4.87%, 7/25/2036 (l)	278	273
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 5.75%, 9/25/2035 (l)	111	113
Series 2006-8, Class A3, 4.14%, 10/25/2035 (d) (l)	425	181
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (d) (l)	2,500	1,903
Series 2021-5, Class B2, 4.20%, 11/26/2066 (d) (l)	2,247	1,858
Series 2022-1, Class B2, 4.09%, 12/27/2066 (d) (l)	2,581	2,243
Series 2023-2, Class A1, 6.60%, 7/25/2068 (d) (i)	1,481	1,488
Series 2023-4, Class A1, 7.16%, 10/25/2068 (d) (i)	2,773	2,809
Connecticut Avenue Securities Series 2025-R01, Class 1B1, 5.40%, 1/25/2045 (d) (l)	1,600	1,595
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.06%, 6/25/2039 (d) (l)	2,008	2,039
Series 2019-R05, Class 1B1, 7.91%, 7/25/2039 (d) (l)	250	254
Series 2019-R06, Class 2B1, 7.56%, 9/25/2039 (d) (l)	3,528	3,584
Series 2019-R07, Class 1B1, 7.21%, 10/25/2039 (d) (l)	6,614	6,717

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2019-HRP1, Class B1, 13.06%, 11/25/2039 (d) (l)	3,823	4,036
Series 2020-R02, Class 2B1, 6.81%, 1/25/2040 (d) (l)	7,158	7,274
Series 2020-R01, Class 1B1, 7.06%, 1/25/2040 (d) (l)	1,000	1,019
Series 2021-R01, Class 1B1, 6.80%, 10/25/2041 (d) (l)	5,200	5,278
Series 2024-R02, Class 1M2, 5.50%, 2/25/2044 (d) (l)	7,000	7,042
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	68
Series 2004-AR4, Class 2A1, 5.10%, 5/25/2034 (l)	75	76
Series 2004-AR4, Class 4A1, 6.15%, 5/25/2034 (l)	601	613
Series 2004-AR5, Class 6A1, 5.95%, 6/25/2034 (l)	108	106
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	577	595
Series 2005-4, Class 2A5, 4.34%, 6/25/2035 (l)	1,701	1,084
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	214	149
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.18%, 10/25/2026 (l)	18	17
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	307	139
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (d) (l)	4,502	3,532
Series 2021-4, Class B1, 4.16%, 11/25/2066 (d) (l)	6,000	4,967
Series 2021-4, Class B2, 4.42%, 11/25/2066 (d) (l)	6,508	5,349
Series 2022-1, Class B1, 4.26%, 1/25/2067 (d) (l)	3,000	2,568
Series 2022-1, Class B2, 4.26%, 1/25/2067 (d) (l)	5,640	4,446
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (l)	10	10
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.31%, 8/19/2045 (l)	994	898
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (l)	163,741	—
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B2, 8.70%, 8/25/2033 (d) (l)	3,150	3,715
Series 2021-DNA2, Class B2, 9.70%, 8/25/2033 (d) (l)	3,000	3,748
Series 2021-HQA2, Class B2, 9.15%, 12/25/2033 (d) (l)	1,200	1,453
Series 2021-DNA5, Class B2, 9.20%, 1/25/2034 (d) (l)	4,000	4,845
Series 2021-DNA6, Class B2, 11.20%, 10/25/2041 (d) (l)	400	417
Series 2022-HQA2, Class M1A, 6.35%, 7/25/2042 (d) (l)	9,200	9,374
Series 2022-HQA3, Class M1A, 6.00%, 8/25/2042 (d) (l)	12,086	12,286
Series 2023-HQA2, Class M2, 7.55%, 6/25/2043 (d) (l)	2,800	2,952
Series 2024-DNA2, Class M1, 4.90%, 5/25/2044 (d) (l)	2,792	2,799
Series 2020-DNA5, Class B2, 15.20%, 10/25/2050 (d) (l)	3,040	4,225
Series 2021-DNA1, Class B2, 8.45%, 1/25/2051 (d) (l)	3,800	4,246
FHLMC, REMIC
Series 5516, Class BZ, 5.50%, 3/25/2055	2,314	2,315
Series 5623, Class ZA, 5.50%, 2/25/2056	520	517
Series 5632, Class UZ, 5.50%, 2/25/2056	1,050	1,039
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	4	—
FNMA, REMIC
Series 2025-98, Class UZ, 6.00%, 8/25/2054	1,215	1,211
Series 2025-106, Class UZ, 5.50%, 12/25/2055	520	517
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (d) (l)	3,000	2,645

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.52%, 8/19/2034 (l)	132	120
Series 2005-AR1, Class 3A, 3.87%, 3/18/2035 (l)	32	29
GNMA
Series 2025-208, Class ZG, 4.50%, 12/20/2055	1,907	1,851
Series 2026-2, Class AZ, 4.50%, 1/20/2056	550	522
Series 2026-2, Class GZ, 4.50%, 1/20/2056	1,640	1,559
Series 2026-3, Class ZH, 5.50%, 1/20/2056	1,150	1,144
4.50%, 1/16/2060	2,100	2,086
Series 2025-139, Class UZ, 5.00%, 3/20/2065	1,798	1,690
GS Mortgage-Backed Securities Trust
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (d) (l)	2,580	2,620
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (d) (l)	5,547	5,622
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (d) (l)	1,195	127
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	134	87
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	84
Series 2005-AR3, Class 6A1, 4.23%, 5/25/2035 (l)	45	33
Series 2005-AR4, Class 3A5, 5.15%, 7/25/2035 (l)	805	470
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	415	401
Series 2005-AR7, Class 6A1, 4.12%, 11/25/2035 (l)	298	260
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	468	189
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	758	305
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	318	296
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	192	114
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 4.41%, 8/19/2045 (l)	82	79
Impac CMB Trust
Series 2004-10, Class 2A, 4.43%, 3/25/2035 (l)	253	239
Series 2005-2, Class 1A2, 4.41%, 4/25/2035 (l)	142	142
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	131	87
Impac Secured Assets Trust
Series 2007-3, Class A1B, 4.27%, 9/25/2037 (l)	1,175	1,037
Series 2007-3, Class A1C, 4.51%, 9/25/2037 (l)	1,969	1,747
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.92%, 4/25/2035 (l)	119	111
Series 2005-AR14, Class 2A1A, 4.39%, 7/25/2035 (l)	560	451
Series 2007-AR21, Class 6A1, 3.67%, 9/25/2037 (l)	3,689	2,258
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 3.66%, 12/25/2034 (l)	17	15
Series 2005-A3, Class 6A6, 5.57%, 6/25/2035 (l)	76	77
Series 2005-A6, Class 1A2, 5.58%, 9/25/2035 (l)	77	73
Series 2005-A8, Class 1A1, 4.84%, 11/25/2035 (l)	55	43
Series 2005-A8, Class 4A1, 4.86%, 11/25/2035 (l)	910	740
Series 2006-A7, Class 2A4, 4.39%, 1/25/2037 (l)	264	212
Series 2007-S1, Class 2A17, 4.12%, 3/25/2037 (l)	3,541	932

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 7.25%, 7/25/2061 (d) (i)	3,126	3,129
Series 2021-GS1, Class A2, 7.84%, 10/25/2066 (d) (i)	2,316	2,319
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	566	305
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,576	2,804
LHOME Mortgage Trust
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (d) (i)	4,025	4,048
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (d) (i)	3,325	3,355
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (d) (i)	5,000	5,049
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (i)	480	482
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	262	264
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	54	49
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	191	82
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	335	212
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 4.80%, 4/25/2035 (l)	75	69
Series 2006-1, Class 2A1, 5.27%, 2/25/2036 (l)	343	335
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	144	49
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (d) (l)	1,251	1,207
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	191	174
Series 2004-9, Class 1A, 5.26%, 11/25/2034 (l)	254	254
Series 2005-4, Class 1A, 5.00%, 8/25/2035	19	18
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (i)	3,750	3,764
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (d) (l)	2,500	2,245
Series 2019-NQM4, Class B2, 5.10%, 9/25/2059 (d) (l)	4,000	3,793
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (d) (l)	2,872	2,892
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (i)	1	1
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (d) (i)	766	776
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (d) (i)	250	249
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (d) (i)	2,911	2,939
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (d) (i)	1,040	1,042
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (d) (i)	210	210
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (d) (l)	1,169	1,187
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (d) (l)	742	756
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (d) (l)	175	178
Series 2025-INV10, Class A2, 5.50%, 10/1/2056 (d) (l)	4,350	4,396
Provident Funding Mortgage Trust Series 2025-3, Class A1, 6.00%, 8/25/2055 (d) (l)	5,697	5,763
PRPM LLC Series 2024-8, Class A2, 8.84%, 12/25/2029 (d) (i)	1,501	1,513
RALI Trust
Series 2005-QA5, Class A2, 4.60%, 4/25/2035 (l)	468	429
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	373	326

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	618	561
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	761	623
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,194	1,004
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,242	676
Series 2005-A14, Class A1, 5.50%, 12/25/2035	122	52
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,569	1,054
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	37	29
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	904	737
Series 2006-SA4, Class 2A1, 5.43%, 11/25/2036 (l)	583	492
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 4.19%, 7/20/2036 (l)	174	150
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (d) (l)	5,410	4,737
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (d)	1,600	1,381
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.22%, 2/25/2035 (l)	152	144
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 4.33%, 8/25/2035 (l)	1,383	1,337
Series 2007-AR7, Class 1A1, 4.64%, 5/25/2047 (l)	2,477	2,052
Verus Securitization Trust
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (d) (l)	2,000	1,864
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (d) (l)	1,322	1,198
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (d) (l)	2,500	2,151
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (d) (l)	1,776	1,424
Series 2021-5, Class B1, 3.04%, 9/25/2066 (d) (l)	3,826	2,826
Series 2021-5, Class B2, 3.94%, 9/25/2066 (d) (l)	3,750	2,922
Series 2023-INV1, Class A3, 6.76%, 2/25/2068 (d) (i)	1,607	1,602
Series 2023-4, Class A1, 5.81%, 5/25/2068 (d) (i)	225	225
Series 2023-6, Class B1, 7.77%, 9/25/2068 (d) (l)	3,500	3,536
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 5.97%, 10/25/2034 (l)	297	277
Series 2005-AR5, Class A6, 5.36%, 5/25/2035 (l)	693	687
Series 2005-AR16, Class 1A1, 4.33%, 12/25/2035 (l)	240	220
Series 2005-AR14, Class 1A3, 4.68%, 12/25/2035 (l)	600	567
Series 2005-AR14, Class 1A4, 4.68%, 12/25/2035 (l)	400	378
Series 2005-AR18, Class 1A3A, 4.65%, 1/25/2036 (l)	24	23
Series 2006-AR2, Class 1A1, 4.45%, 3/25/2036 (l)	124	113
Series 2004-AR10, Class A1B, 4.63%, 7/25/2044 (l)	291	282
Series 2005-AR15, Class A1A1, 4.31%, 11/25/2045 (l)	18	17
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	313	305
Series 2005-4, Class CB7, 5.50%, 6/25/2035	223	207
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,304	1,238
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	365	342
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	125	92
Series 2007-1, Class 1A7, 4.39%, 2/25/2037 (l)	2,147	1,654

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.29%, 12/25/2036 (l)	61	57
Series 2007-15, Class A1, 6.00%, 11/25/2037	51	50
Total Collateralized Mortgage Obligations (Cost $323,399)		294,142
Loan Assignments — 2.9% (o)
Canada — 0.0% ^
1011778 BC ULC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 5.47%, 9/20/2030 (e)	376	375
Four Seasons Hotels Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 9/22/2032 (e)	442	445
Garda World Security Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 2/1/2029 (e)	909	906
Knowlton Development Corp., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 8/15/2028 (e)	557	540
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 8/16/2030 (e)	609	609
St. George's University Scholastic Services LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/12/2029 (e)	486	459
		3,334
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 6.88%), 10.55%, 5/30/2031 (e)	153	155
Germany — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.75%), 6.95%, 4/30/2030 (e)	522	523
Luxembourg — 0.1%
Altice Financing SA, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.67%, 10/29/2027 (e)	370	282
INEOS US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/18/2030 (e)	4,939	3,556
		3,838
United Kingdom — 0.0% ^
Connect Finco SARL, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.17%, 9/13/2029 (e)	298	297
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.19%, 12/2/2031 (e)	2,962	2,882
		3,179
United States — 2.8%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.92%, 10/8/2030 (e) (p)	6,853	6,674
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 4/20/2028 (e)	2,516	2,516
Acuren Delaware Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 7/30/2031 (e)	472	472
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/31/2031 (e)	2,588	2,584
Advanced Drainage Systems, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.05%, 7/31/2026 (e)	291	292
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/3/2031 (e) (p)	3,710	3,646
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2032 (e)	520	519
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 9/19/2031 (e)	640	638
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 8/20/2032 (e)	1,001	1,002
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 11/23/2028 (e)	337	336
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029 (e)	2,939	2,899
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (e)	219	205
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%; 6-MONTH CME TERM SOFR + 3.00%), 6.79%, 12/13/2029 (e)	731	732
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 1/3/2029 (e)	641	642
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.02%, 12/6/2027 (e)	226	225
Asplundh Tree Expert LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.52%, 9/6/2027 (e)	631	632

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Asurion LLC, 1st Lien Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 7.77%, 8/21/2028 (e)	328	328
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.02%, 8/21/2028 (e)	548	549
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 7.92%, 9/19/2030 (e)	2,219	2,221
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/15/2029 (e)	786	775
AWS Claire's LLC, 1st Lien Term Loan 10.00%, 9/18/2030 ‡	160	160
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 12/20/2029 (e)	381	380
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 5/14/2029 (e)	157	158
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 1/15/2031 (e)	353	355
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.70%, 1/30/2032 (e)	612	611
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 11/25/2031 (e)	3,976	3,954
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 10/16/2031 (e)	2,078	2,083
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.97%, 5/31/2028 (e)	251	251
Blackfin Pipeline LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 9/30/2030 (e)	549	552
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 10/31/2030 (e)	314	314
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 7/30/2031 (e)	720	691
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/22/2032 (e)	485	486
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/6/2030 (e)	562	558
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/6/2031 (e)	246	244
Callaway Golf Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 3/18/2030 (e)	30	30
Calpine Construction Finance Co. LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 7/31/2030 (e)	562	563
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 7/6/2029 (e)	726	579
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 9/8/2032 (e)	534	533
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 12/9/2030 (e)	1,323	1,319
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 12/15/2031 (e)	844	843
Chemours Co. LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 10/15/2032 (e) (p)	500	496
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.17%, 5/6/2030 (e)	425	424
(1-MONTH CME TERM SOFR + 2.75%), 6.42%, 1/28/2032 (e)	224	224
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.79%, 8/23/2028 (e)	1,483	1,481
Cloud Software Group, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 6.92%, 3/21/2031 (e)	258	250
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 4/1/2032 (e)	522	519
Coherent Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 7/2/2029 (e)	322	323
Colossus Acquireco LLC, 1st Lien Term Loan (1-Day CME TERM SOFR + 1.75%), 5.41%, 7/30/2032 (e)	643	640
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.54%, 5/17/2028 (e) (p)	4,494	2,250
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 5/13/2030 (e)	923	922
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.82%, 12/15/2027 (e)	386	386
CPI Holdco B LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 5/19/2031 (e)	480	477
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/20/2031 (e)	720	719
Creative Artists Agency LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 10/1/2031 (e)	640	639
Crosby US Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 8/16/2029 (e)	250	250
DaVita, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 5/9/2031 (e)	609	608
Dawn Bidco LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.76%, 8/20/2032 (e) (p)	3,972	3,853
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 10.67%, 2/16/2029 (e)	145	129
DexKo Global, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.68%, 10/4/2028 (e)	3,924	3,894
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.93%, 8/2/2027 (e)	198	198

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 6/12/2031 (e)	259	258
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.45%, 10/29/2032 (e)	148	148
EMRLD Borrower LP, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031 (e)	3,024	3,018
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 5/31/2030 (e)	910	908
Endo Finance Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.47%, 4/23/2031 (e)	594	594
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/1/2029 (e)	239	236
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 7/6/2029 (e)	207	208
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.04%, 6/9/2028 (e)	690	687
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 9.54%, 6/30/2028 (e)	616	621
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.14%, 11/30/2029 (e)	245	234
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 ‡ (l) (m)	126	1
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 10/31/2031 (e)	3,402	3,268
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (e)	5,749	5,738
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/15/2030 (e)	1,052	1,049
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/16/2029 (e)	487	487
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/10/2031 (e)	695	694
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2032 (e)	3,501	3,418
Global Medical Response, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.17%, 10/1/2032 (e)	400	401
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 11/9/2029 (e)	490	487
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/27/2032 (e)	354	354
Graham Packaging Co., Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.69%, 1/14/2033 (e) (p)	1,677	1,675
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 6/2/2031 (e)	608	598
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 6.81%, 12/1/2028 (e)	361	359
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/24/2029 (e)	373	373
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.17%, 1/31/2030 (e)	441	440
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.29%, 6/30/2028 (e)	2,678	2,276
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.29%, 6/30/2028 (e)	529	449
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (e)	721	720
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 7/3/2028 (e)	93	93
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (e) (p)	4,670	4,588
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.56%, 5/1/2029 (e)	5,874	5,364
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 10/31/2030 (e)	372	368
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.72%, 8/4/2031 (e)	680	683
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 9/20/2030 (e)	519	490
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/5/2028 (e)	356	357
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029 (e)	528	506
Karman Holdings, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.18%, 4/1/2032 (e) (p)	466	469
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 1/17/2031 (e)	464	466
LABL, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.94%, 10/30/2028 (e)	3,878	1,763
Level 3 Financing, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 3/29/2032 (e) (p)	425	425
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 3.00%), 6.67%, 12/2/2031 (e)	5,072	5,074
LSF12 Helix Parent LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.50%), 6.92%, 1/24/2033 (e) (p)	1,695	1,689
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.14%, 4/16/2029 (e) (p)	6,150	6,130
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.14%, 4/15/2030 (e)	116	115
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 6/21/2028 (e)	3,550	3,548
Madison Safety & Flow LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 9/26/2031 (e)	467	468

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.23%, 4/15/2030 (e)	584	569
MED ParentCo LP, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.25%), 7.32%, 4/15/2031 (e)	338	338
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.47%, 10/23/2028 (e)	521	522
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 5/3/2028 (e)	212	192
(1-MONTH CME TERM SOFR + 4.25%), 7.92%, 12/31/2031 (e)	147	120
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 6/4/2032 (e) (p)	397	397
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.22%, 3/27/2031 (e)	309	309
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 3/28/2031 (e)	2,852	2,849
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.92%, 7/1/2031 (e)	311	296
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 5.67%, 6/30/2026 ‡ (e) (j)	20,645	5,130
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.44%, 6/30/2026 ‡ (e) (j)	8,553	8,125
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.73% (PIK) + 8.50%), 12.34%, 1/2/2029 ‡ (e) (j)	2,944	2,797
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.73% (PIK) + 2.50%), 6.34%, 1/2/2029 ‡ (e) (j)	3,222	3,060
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 5.67%, 6/30/2026 ‡ (e) (j)	9,901	—
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.70%, 4/16/2029 (e)	158	156
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 11/17/2031 (e)	4,984	4,932
Neptune Bidco US, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 5.00%), 8.42%, 1/28/2033 (e) (p)	265	261
NGL Energy Operating LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.17%, 2/3/2031 (e) (p)	726	730
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 3/11/2032 (e)	263	263
NRG Energy, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.52%, 4/16/2031 (e)	577	577
Option Care Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 9/22/2032 (e)	587	588
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.11%, 9/24/2030 (e)	529	527
PAREXEL International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 12/12/2031 (e)	1,851	1,850
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.18%, 3/3/2028 (e)	6,373	6,356
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 7.67%, 1/22/2031 (e) (p)	3,322	3,244
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.67%, 8/18/2032 (e)	4,871	4,864
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 7/3/2028 (e)	23	23
Prairie Acquiror LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 8/1/2029 (e)	418	417
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 12/7/2028 (e)	539	505
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 10/15/2030 (e)	810	808
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/31/2028 (e)	2,485	2,483
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 7/16/2031 (e) (p)	705	691
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 8/31/2028 (e)	647	642
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/19/2029 (e)	480	481
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 2/10/2032 (e)	4,687	4,684
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 4/30/2032 (e)	1,067	1,068
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.17%, 6/30/2032 (e)	499	499
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.67%, 11/19/2031 (e)	2,923	2,891
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.93%, 4/24/2028 (e)	422	416
Resilience Parent LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.50%), 5.92%, 1/21/2033 (e) (p)	298	298
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 6/18/2031 (e)	361	361
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 11/28/2028 (e)	2,927	2,790
Sanmina Corp., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.70%, 10/27/2032 (e)	3,141	3,148

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 7/31/2031 (e)	825	822
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.65%, 7/6/2032 (e)	374	376
Shutterfly Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.00%), 9.67%, 10/1/2027 (e)	51	51
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.82%, 10/1/2027 (e)	3,186	3,053
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 5/1/2031 (e)	468	462
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.42%, 5/12/2028 (e)	707	603
SPX FLOW, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.42%, 4/5/2029 (e)	2,115	2,115
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.72%, 5/9/2031 (e)	418	418
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 9.60%, 8/23/2029 (e)	953	908
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 7.67%, 9/27/2030 (e)	1,916	1,916
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 3/14/2031 (e)	445	445
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 12/19/2030 (e)	488	488
Talen Energy Supply LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 11/25/2032 (e)	383	382
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 10/8/2031 (e)	670	671
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.29%, 3/24/2028 (e)	143	136
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.00%), 5.87%, 11/21/2031 (e)	505	506
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 6/24/2031 (e)	602	602
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/28/2031 (e)	440	440
TransDigm, Inc., 1st Lien Term Loan K (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 3/22/2030 (e)	480	480
TransDigm, Inc., 1st Lien Term Loan M (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/19/2032 (e)	5,506	5,501
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.42%, 9/15/2028 (e)	459	432
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 2/10/2031 (e)	835	813
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.79%, 6/28/2028 (e)	3,115	2,926
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 11/21/2029 (e)	517	517
Utz Quality Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/29/2032 (e)	324	323
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 8/26/2031 (e) (p)	6,182	6,176
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 1.00% (PIK) + 2.00%), 13.89%, 2/16/2026 (e) (j)	188	150
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 5.90%, 10/12/2028 (e) (j)	307	25
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 6.00%, 7/16/2026 (e) (j)	188	150
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.92%, 12/6/2030 (e)	268	268
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.45%, 8/12/2032 (e)	936	938
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 2/15/2029 (e)	514	505
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 4/1/2031 (e)	152	153
Vistra Operations Co. LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.42%, 12/20/2030 * (e)	483	483
VT Topco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 8/9/2030 (e)	608	589
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 1/30/2031 (e)	588	587
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.70%, 1/27/2031 (e)	1,208	1,206
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.17%, 8/3/2028 (e)	529	528
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.97%, 10/19/2029 (e)	3,735	3,724
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.44%, 2/15/2030 (e)	541	538

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
WMG Acquisition Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.57%, 1/24/2031 (e)	534	536
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.93%, 1/24/2031 (e)	320	320
		237,047
Total Loan Assignments (Cost $255,087)		248,076
Asset-Backed Securities — 1.1%
Cayman Islands — 0.3%
AB BSL CLO Ltd. Series 2020-1A, Class BR2, 5.32%, 10/15/2038 (d) (l)	850	853
Ballyrock CLO Ltd.
Series 2020-2A, Class A2R, 5.48%, 10/20/2031 (d) (l)	2,900	2,906
Series 2021-17A, Class A2R, 5.27%, 10/20/2038 (d) (l)	1,400	1,405
Barings CLO Ltd. Series 2023-3A, Class D2R, 7.57%, 10/15/2038 (d) (l)	310	312
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class BR3, 5.12%, 7/20/2032 (d) (l)	1,400	1,400
Series 2016-1A, Class CR3, 6.87%, 4/20/2034 (d) (l)	899	902
Dryden CLO Ltd.
Series 2018-64A, Class A, 4.90%, 4/18/2031 (d) (l)	357	357
Series 2019-68A, Class BRR, 5.22%, 7/15/2035 (d) (l)	650	651
Dryden Senior Loan Fund Series 2015-37A, Class AR, 5.03%, 1/15/2031 (d) (l)	159	160
GoldenTree Loan Management US CLO Ltd. Series 2020-8A, Class DRR, 6.57%, 10/20/2034 (d) (l)	1,300	1,305
Madison Park Funding Ltd. Series 2021-49A, Class B1R, 5.12%, 10/19/2034 (d) (l)	900	901
Magnetite Ltd.
Series 2019-22A, Class BRR, 5.27%, 7/15/2036 (d) (l)	1,018	1,019
Series 2019-22A, Class CRR, 5.52%, 7/15/2036 (d) (l)	977	978
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-34A, Class BR2, 5.32%, 7/20/2039 (d) (l)	900	904
Octagon Ltd. Series 2022-1A, Class DR, 7.27%, 7/21/2037 (d) (l)	250	249
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2, 5.51%, 8/8/2032 (d) (l)	2,199	2,205
Series 2024-3A, Class B, 5.76%, 8/8/2032 (d) (l)	2,300	2,303
Symphony CLO Ltd.
Series 2018-19A, Class B, 5.28%, 4/16/2031 (d) (l)	1,400	1,403
Series 2021-29A, Class BR, 5.32%, 10/15/2035 (d) (l)	940	942
Voya CLO Ltd. Series 2022-1A, Class BR, 5.42%, 4/20/2035 (d) (l)	1,180	1,180
		22,335
Jersey — 0.0% ^
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-50A, Class BR, 5.32%, 7/23/2036 (d) (l)	1,200	1,202
Series 2022-50A, Class CR, 5.57%, 7/23/2036 (d) (l)	779	780
		1,982
United States — 0.8%
ABFC Trust
Series 2003-OPT1, Class A1A, 4.61%, 4/25/2033 (l)	46	47
Series 2004-OPT3, Class M1, 4.54%, 9/25/2033 (l)	7	7
Series 2004-HE1, Class M1, 4.69%, 3/25/2034 (l)	300	307
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 4.66%, 1/25/2035 (l)	259	254

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 5.08%, 11/25/2032 (l)	171	203
Series 2004-OP1, Class M2, 5.36%, 4/25/2034 (l)	370	320
American Credit Acceptance Receivables Trust
Series 2022-3, Class F, 9.76%, 5/14/2029 (d)	500	501
Series 2022-4, Class E, 10.00%, 1/14/2030 (d)	495	504
Series 2023-2, Class E, 9.79%, 2/12/2030 (d)	900	933
Series 2023-4, Class D, 7.65%, 9/12/2030 (d)	1,400	1,454
Series 2024-4, Class D, 5.34%, 8/12/2031 (d)	446	451
Series 2023-3, Class E, 9.54%, 10/14/2031 (d)	900	940
Series 2024-2, Class E, 7.87%, 11/12/2031 (d)	525	544
Series 2025-3, Class C, 4.95%, 7/12/2032 (d)	940	950
Series 2025-3, Class D, 5.19%, 7/12/2032 (d)	940	947
Series 2025-1, Class E, 7.39%, 12/13/2032 (d)	550	567
Series 2025-3, Class E, 6.77%, 6/13/2033 (d)	1,030	1,043
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.21%, 9/25/2032 (l)	29	30
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 5.66%, 4/25/2034 (l)	5	44
Series 2004-HE7, Class M2, 5.36%, 10/25/2034 (l)	84	86
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.20%, 12/26/2031 (d) (l)	93	93
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 5.06%, 12/25/2033 (l)	231	278
Series 2004-SD4, Class A1, 4.69%, 8/25/2044 (l)	443	443
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,512
Series 2025-2, Class D, 5.62%, 3/17/2031	510	519
Series 2025-4, Class D, 5.41%, 8/15/2031	900	914
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.38%, 6/25/2034 (l)	252	249
Series 2004-D, Class MV2, 4.82%, 9/25/2034 (l)	14	13
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (i)	193	193
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (l)	98	90
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	808
Series 2003-4, Class 1A5, 4.89%, 5/25/2033 (i)	352	349
CHEC Loan Trust Series 2004-1, Class M1, 4.69%, 7/25/2034 (d) (l)	365	363
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (d) (m)	602	597
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (i)	17	16
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (d)	1,000	1,011
Series 2023-3A, Class B, 7.09%, 10/17/2033 (d)	311	316
Series 2024-1A, Class A, 5.68%, 3/15/2034 (d)	364	367
Series 2024-1A, Class B, 6.03%, 5/15/2034 (d)	320	325
Series 2024-1A, Class C, 6.71%, 7/17/2034 (d)	420	430
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (l)	16	16
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 4.84%, 11/25/2034 (l)	—	1

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Drive Auto Receivables Trust Series 2025-2, Class D, 4.90%, 12/15/2032	1,050	1,052
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (d)	1,000	1,047
Exeter Automobile Receivables Trust Series 2025-3A, Class D, 5.57%, 10/15/2031	510	520
FFMLT Trust Series 2004-FF3, Class M1, 4.61%, 5/25/2034 (l)	205	201
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 4.73%, 11/25/2034 (l)	139	133
Ford Credit Auto Owner Trust Series 2022-C, Class A4, 4.59%, 12/15/2027	381	382
Fremont Home Loan Trust
Series 2002-1, Class M1, 5.04%, 8/25/2033 (l)	243	282
Series 2004-B, Class M2, 4.73%, 5/25/2034 (l)	202	209
Series 2004-C, Class M1, 4.76%, 8/25/2034 (l)	381	363
Series 2004-D, Class M2, 4.69%, 11/25/2034 (l)	147	138
GLS Auto Receivables Issuer Trust Series 2022-2A, Class E, 5.50%, 6/15/2029 (d)	1,250	1,257
GSAMP Trust
Series 2003-SEA, Class A1, 4.59%, 2/25/2033 (l)	47	51
Series 2003-HE1, Class M1, 5.03%, 6/20/2033 (l)	394	420
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (d)	420	426
Series 2023-2A, Class D, 9.40%, 9/25/2029 (d)	700	741
Series 2025-2A, Class D, 8.34%, 9/25/2031 (d)	250	257
Series 2025-4A, Class D, 9.34%, 12/25/2031 (d)	250	267
Series 2025-6A, Class D, 8.30%, 5/25/2032 (d)	250	255
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.61%, 11/25/2034 (l)	112	111
Series 2004-C, Class M2, 4.20%, 3/25/2035 (l)	636	573
LendingClub Loan Certificate Issuer Trust
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (d)	125	680
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (d)	125	345
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (d)	200	1,386
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (d)	200	565
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (d)	50	322
Lendmark Funding Trust
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	500	472
Series 2025-2A, Class A, 4.78%, 10/20/2034 (d)	950	958
Series 2025-2A, Class C, 5.28%, 10/20/2034 (d)	950	958
Series 2025-3A, Class C, 5.04%, 5/21/2035 (d)	515	515
Series 2025-3A, Class D, 5.64%, 5/21/2035 (d)	515	516
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 4.76%, 9/25/2034 (l)	6	6
Series 2005-NC1, Class M4, 4.93%, 12/25/2034 (l)	228	252
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 4.76%, 7/25/2034 (l)	34	30
Series 2004-HE2, Class M1, 4.99%, 8/25/2035 (l)	30	29
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 4.81%, 10/25/2033 (l)	57	57
Series 2004-WMC2, Class M1, 4.70%, 7/25/2034 (l)	453	465
Series 2004-WMC2, Class M2, 5.59%, 7/25/2034 (l)	131	131
Series 2004-HE6, Class M2, 4.69%, 8/25/2034 (l)	355	353

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-HE6, Class M3, 4.76%, 8/25/2034 (l)	147	141
Series 2004-HE8, Class M2, 4.81%, 9/25/2034 (l)	135	145
Series 2004-NC8, Class M3, 4.90%, 9/25/2034 (l)	59	67
Series 2005-HE1, Class M2, 4.49%, 12/25/2034 (l)	180	180
Series 2005-NC1, Class M3, 4.55%, 1/25/2035 (l)	263	259
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 4.09%, 2/25/2037 (l)	2,622	499
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 4.72%, 8/25/2034 (l)	6	13
Series 2004-4, Class M2, 4.58%, 2/25/2035 (l)	3	6
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 6.56%, 9/25/2033 (l)	462	468
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (d) (i)	2,063	2,100
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (d)	2,478	1,632
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (d)	1,250	669
Option One Mortgage Accept Corp. Asset-Backed Certificates Series 2003-5, Class A2, 4.43%, 8/25/2033 (l)	191	201
Option One Mortgage Loan Trust Series 2004-3, Class M2, 4.64%, 11/25/2034 (l)	244	265
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (d)	190	187
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (d)	515	514
PRET LLC
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (d) (i)	7,054	7,059
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (d) (i)	778	781
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (d) (i)	947	951
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (d)	6,080	6,002
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (d)	1,250	1,236
RAMP Trust Series 2002-RS2, Class AI5, 4.53%, 3/25/2032 (l)	96	96
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 5.29%, 12/25/2032 (l)	259	245
Series 2003-1, Class M1, 5.29%, 6/25/2033 (l)	110	99
Series 2003-4, Class M1, 5.06%, 3/25/2034 (l)	1,058	966
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (i)	581	363
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	1,546	1,562
Santander Drive Auto Receivables Trust
Series 2025-3, Class D, 5.11%, 9/15/2031	950	960
Series 2024-4, Class D, 5.32%, 12/15/2031	574	583
Series 2025-4, Class D, 4.95%, 1/15/2032	510	512
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.51%, 8/25/2034 (l)	139	140
Saxon Asset Securities Trust Series 2004-2, Class MV2, 1.11%, 8/25/2035 (l)	84	100
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,129	1,150
Series 2023-10B, Class 1, 5.69%, 9/10/2033	465	483
SCF Equipment Leasing LLC
Series 2025-2A, Class D, 5.33%, 6/20/2036 (d)	500	502
Series 2025-2A, Class E, 6.21%, 6/20/2036 (d)	495	508
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 4.46%, 1/25/2035 (l)	283	262
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 8.38%, 10/16/2026 (d) (i)	367	369
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	—	—

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (d)	307	306
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 19.10%, 4/20/2030 ‡ (d) (l)	220	219
Series 2022-PT4, Class A, 19.28%, 5/20/2030 ‡ (d) (l)	456	456
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (d) (l)	290	276
Series 2004-2, Class M8A, 8.29%, 10/25/2034 (d) (l)	290	305
		69,597
Total Asset-Backed Securities (Cost $95,722)		93,914
U.S. Treasury Obligations — 0.8%
United States — 0.8%
U.S. Treasury Notes
4.63%, 11/15/2026	300	302
4.13%, 1/31/2027 (q)	71,090	71,480
3.38%, 9/15/2027	515	514
Total U.S. Treasury Obligations (Cost $72,320)		72,296
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (r)	66	1,764
Citigroup, Inc. Series II, 6.25%2/15/2031 ($25 par value) (r)	95	2,395
DTE Energy Co. Series H, 6.25%, 10/1/2085 ($25 par value)	116	2,867
Morgan Stanley,
Series I, 6.38%, 4/15/2026 ($25 par value) (r)	62	1,560
Series K, 5.85%, 4/15/2027 ($25 par value) (r)	254	6,257
Series P, 6.50%, 10/15/2027 ($25 par value) (r)	144	3,668
Series Q, 6.63%, 10/15/2029 ($25 par value) (r)	258	6,765
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,934
NextEra Energy Capital Holdings, Inc. Series U, 6.50%, 6/1/2085 ($25 par value)	86	2,193
SCE Trust VI 5.00%, 3/8/2026 ($25 par value) (r)	333	6,117
Truist Financial Corp. Series R, 4.75%, 6/1/2026 ($25 par value) (r)	99	1,948
Wells Fargo & Co. Series Z, 4.75%, 3/15/2026 ($25 par value) (r)	332	6,539
Xcel Energy, Inc. 6.25%, 10/15/2085 ($25 par value)	113	2,821
Total Preferred Stocks (Cost $49,404)		47,828

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
United States — 0.0% ^
EchoStar Corp. 3.88% (Cash), 11/30/2030 (j)(Cost $1,380)	1,321	4,582
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	81	79
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	162	156
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	473	386
Pool # MA4465, 2.00%, 11/1/2051	43	35
Pool # MA4548, 2.50%, 2/1/2052	15	13
Pool # MA4563, 2.50%, 3/1/2052	46	39
Pool # MA4564, 3.00%, 3/1/2052	13	12
Pool # MA4624, 3.00%, 6/1/2052	61	54
Pool # MA4733, 4.50%, 9/1/2052	77	76
FNMA, Other Pool # BZ3537, 4.97%, 4/1/2035	1,168	1,207
Total Mortgage-Backed Securities (Cost $2,145)		2,057
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	10	59
expiring 12/31/2049, price 1.00 USD ‡ *	13	—
expiring 9/30/2028, price 1.00 USD ‡ *	2	—
Total Warrants (Cost $4,630)		59
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Spain — 0.0% ^
ACS Actividades de Construccion y Servicios SA*(Cost $10)	19	10
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 3.7%
Certificates of Deposits — 0.0% ^
Deutsche Bank AG, 4.41%, 7/8/2026	151	151
Royal Bank of Canada, 3.95%, 11/17/2026	250	251
Total Certificates of Deposits (Cost $401)		402
Commercial Paper — 0.1%
Bell Canada (The), 4.14%, 3/3/2026 (d) (s)	250	249
Glencore Funding LLC, 4.10%, 6/30/2026 (d) (s)	250	246

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Intesa Sanpaolo Funding LLC, 4.52%, 2/23/2026 (s)	478	477
Penske Truck Leasing Co. LP, 4.17%, 2/20/2026 (s)	250	250
Saudi Arabian Oil Co., 3.93%, 2/4/2026 (s)	500	500
Toyota Credit de Puerto Rico Corp., 4.00%, 6/8/2026 (s)	129	127
Total Commercial Paper (Cost $1,849)		1,849
	SHARES (000)
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (n) (t)	27,488	27,499
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (n) (t)	181,612	181,684
Total Investment Companies (Cost $209,182)		209,183
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (n) (t)(Cost $104,973)	104,973	104,973
Total Short-Term Investments (Cost $316,405)		316,407
Total Investments — 99.7% (Cost $7,774,061)		8,613,383
Other Assets in Excess of Liabilities — 0.3%		27,838
NET ASSETS — 100.0%		8,641,221

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of January 31, 2026. The rate may be subject to a cap and floor.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $97,269.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Value is zero.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2026.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at January 31, 2026 is $205,503 or 2.38% of the Fund’s net
assets as of January 31, 2026.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2026.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2026.

(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2026.

(m)	Defaulted security.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of January 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of January 31, 2026.
(s)	The rate shown is the effective yield as of January 31, 2026.
(t)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	9.8%
Banks	7.9
Oil, Gas & Consumable Fuels	6.1
Convertible Bonds	5.7
Commercial Mortgage-Backed Securities	4.4
Foreign Government Securities	3.6
Collateralized Mortgage Obligations	3.4
Semiconductors & Semiconductor Equipment	3.2
Diversified Telecommunication Services	3.2
Media	2.9
Electric Utilities	2.4
Capital Markets	2.3
Pharmaceuticals	2.3
Hotels, Restaurants & Leisure	2.0
Insurance	1.8
Software	1.5
Chemicals	1.3
Health Care Providers & Services	1.3
Building Products	1.3
Metals & Mining	1.2
Automobile Components	1.2
Commercial Services & Supplies	1.2
Financial Services	1.2
Multi-Utilities	1.2
Aerospace & Defense	1.1
Asset-Backed Securities	1.1
Specialty Retail	1.1
Machinery	1.0
Consumer Staples Distribution & Retail	1.0
Entertainment	1.0
Others (each less than 1.0%)	17.6
Short-Term Investments	3.7
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of January 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	1,182	03/20/2026	USD	89,897	4,352
MSCI Europe Equity Index	72	03/20/2026	EUR	3,541	14
NASDAQ 100 E-Mini Index	381	03/20/2026	USD	195,735	(2,067)
U.S. Treasury 10 Year Note	11,153	03/20/2026	USD	1,246,348	(14,830)
U.S. Treasury 5 Year Note	12,857	03/31/2026	USD	1,400,308	(9,260)
					(21,791)
Short Contracts
EURO STOXX 50 Index	(3,166)	03/20/2026	EUR	(223,180)	(7,249)
					(29,040)

Abbreviations
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of January 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	3,768	EUR	3,154	Morgan Stanley	3/4/2026	25
Total unrealized appreciation						25
EUR	3,154	USD	3,763	Morgan Stanley	2/4/2026	(24)
USD	3,704	EUR	3,154	HSBC Bank, NA	2/4/2026	(35)
Total unrealized depreciation						(59)
Net unrealized depreciation						(34)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$22,335	$—	$22,335
Jersey	—	1,982	—	1,982
United States	—	65,027	4,570	69,597
Total Asset-Backed Securities	—	89,344	4,570	93,914
Collateralized Mortgage Obligations
United States	—	291,889	2,253	294,142
Commercial Mortgage-Backed Securities
United States	—	378,625	797	379,422
Common Stocks
Australia	—	38,304	—	38,304
Austria	784	10,790	—	11,574
Belgium	—	7,357	—	7,357
Brazil	34,738	—	—	34,738
Canada	78,975	—	—	78,975
Chile	1,974	—	—	1,974
China	8,479	104,290	—	112,769
Denmark	—	21,262	—	21,262
Finland	—	36,870	—	36,870
France	—	131,910	55	131,965
Germany	—	93,389	—	93,389
Greece	—	8,597	—	8,597
Guatemala	2,572	—	—	2,572
Hong Kong	—	21,320	—	21,320
India	1,452	21,695	—	23,147
Indonesia	—	17,270	—	17,270
Iraq	—	308	—	308
Ireland	—	5,758	—	5,758
Israel	—	2,331	—	2,331
Italy	—	64,434	—	64,434
Ivory Coast	—	2,880	—	2,880
Japan	2,004	108,551	—	110,555
Luxembourg	—	2,656	3,920	6,576
Mexico	18,219	—	—	18,219
Netherlands	14,440	75,036	—	89,476
New Zealand	602	—	—	602
Norway	5,663	19,364	—	25,027
Peru	1,500	—	—	1,500
Poland	—	2,120	—	2,120
Portugal	—	3,432	—	3,432
Russia	—	—	—(a )	—(a )
Saudi Arabia	6,523	7,852	—	14,375

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Singapore	$—	$25,818	$—	$25,818
South Africa	9,794	11,199	—	20,993
South Korea	6,184	62,325	—	68,509
Spain	8,289	30,227	—	38,516
Sweden	—	52,783	—	52,783
Switzerland	—	17,924	—	17,924
Taiwan	—	130,047	—	130,047
Thailand	4,802	—	—	4,802
United Kingdom	12,413	133,492	—	145,905
United States	1,182,737	96,433	15,016	1,294,186
Total Common Stocks	1,402,144	1,368,024	18,991	2,789,159
Convertible Bonds	—	4,582	—	4,582
Corporate Bonds
Angola	—	3,344	—	3,344
Argentina	—	3,149	—	3,149
Australia	—	1,661	—	1,661
Austria	—	3,524	—	3,524
Brazil	—	16,079	—	16,079
Canada	—	134,905	—	134,905
Colombia	—	7,171	—	7,171
Denmark	—	285	—	285
El Salvador	—	307	—	307
Finland	—	11,362	—	11,362
France	—	57,729	—	57,729
Georgia	—	667	—	667
Germany	—	6,128	—	6,128
Ireland	—	1,818	—	1,818
Italy	—	5,711	—	5,711
Jamaica	—	2,730	—	2,730
Japan	—	9,533	—	9,533
Luxembourg	—	7,046	—	7,046
Mexico	—	33,689	—	33,689
Morocco	—	3,426	—	3,426
Netherlands	—	17,636	—	17,636
New Zealand	—	258	—	258
Paraguay	—	237	—	237
Peru	—	2,803	—	2,803
South Africa	—	4,042	—	4,042
Spain	—	28,334	—	28,334
Sweden	—	5,524	—	5,524
Switzerland	—	20,245	—	20,245
Trinidad And Tobago	—	878	—	878
Turkey	—	3,656	—	3,656
United Kingdom	—	73,479	—	73,479
United States	—	2,217,465	384	2,217,849
Uzbekistan	—	4,511	—	4,511
Venezuela, Bolivarian Republic of	—	8,434	—	8,434

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Corporate Bonds	—	2,697,766	384	2,698,150
Equity Linked Notes	$—	$488,985	$—	$488,985
Exchange-Traded Funds	870,588	—	—	870,588
Foreign Government Securities	—	307,708	—	307,708
Loan Assignments
Canada	—	3,334	—	3,334
France	—	155	—	155
Germany	—	523	—	523
Luxembourg	—	3,838	—	3,838
United Kingdom	—	3,179	—	3,179
United States	—	217,774	19,273	237,047
Total Loan Assignments	—	228,803	19,273	248,076
Mortgage-Backed Securities	—	2,057	—	2,057
Preferred Stocks
United States	44,894	—	2,934	47,828
Rights	10	—	—	10
U.S. Treasury Obligations	—	72,296	—	72,296
Warrants
United States	—	59	— (b)	59
Short-Term Investments
Certificates of Deposits	—	402	—	402
Commercial Paper	—	1,849	—	1,849
Investment Companies	209,183	—	—	209,183
Investment of Cash Collateral from Securities Loaned	104,973	—	—	104,973
Total Short-Term Investments	314,156	2,251	—	316,407
Total Investments in Securities	$2,631,792	$5,932,389	$49,202	$8,613,383
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$25	$—	$25
Futures Contracts	4,366	—	—	4,366
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(59)	$—	$(59)
Futures Contracts	(33,406)	—	—	(33,406)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(29,040)	$(34)	$—	$(29,074)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2026
Investments in Securities:
Asset-Backed Securities	$5,576	$—	$18	$(1)	$—	$(1,023)	$—	$—	$4,570
Collateralized Mortgage Obligations	2,531	—	8	(2)	1,278	(1,562)	—	—	2,253
Commercial Mortgage-Backed Securities	—	—	—	—	797	—	—	—	797
Common Stocks	10,480	(2,888)	2,502	—	5,901	(3,806)	6,802	—	18,991
Convertible Preferred Stocks	—	(5,709)	5,709	—	—	—	—	—	—
Corporate Bonds	2,762	794	448	22	14	(3,656)	—	—	384
Loan Assignments	9,026	(2,161)	3,805	3,103	5,677	(177)	—	—	19,273
Preferred Stocks	2,837	—	97	—	—	—	—	—	2,934
Warrants	— (a)	—	—	—	—	—	—	—	— (a)
Total	$33,212	$(9,964)	$12,587	$3,122	$13,667	$(10,224)	$6,802	$—	$49,202

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $12,587.
There were no significant transfers into or out of level 3 for the period ended January 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at January 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$478	Market Comparable Companies	EBITDA Multiple (b)	12.13x (12.13x)
			Discount for Potential Outcome	20.00% (20.00%)
	23	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	501
	381	Market Comparable Companies	EBITDA Multiple (b)	12.13x (12.13x)
			Discount for Potential Outcome	20.00% (20.00%)
	-	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	381
	219	Discounted Cash Flow	Constant Prepayment Rate	15.00% (15.00%)
			Constant Default Rate	12.00% (12.00%)
			Yield (Discount Rate of Cash Flows)	7.18% (7.18%)

Asset-Backed Securities	219

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at January 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	19,274	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (76.36%)

Loan Assignments	19,274
Total	$20,375

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At January 31, 2026, the value of these investments was $28,827. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Income ETF (a)	$23,867	$—	$—	$—	$39	$23,906	514	$335	$—
JPMorgan Nasdaq Equity Premium Income ETF (a)	841,981	—	—	—	4,701	846,682	14,247	22,864	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	37,158	71,434	81,094	(1)	2	27,499	27,488	278	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	261,013	1,274,041	1,353,397	1	26	181,684	181,612	2,601	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	72,131	173,205	140,363	—	—	104,973	104,973	1,200	—
Total	$1,236,150	$1,518,680	$1,574,854	$—	$4,768	$1,184,744		$27,278	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.